American Funds® Multi-Sector Income Fund
Investment portfolio
September 30, 2025
unaudited

Bonds, notes & other debt instruments 95.64% Corporate bonds, notes & loans 66.65% Financials 12.20%	Principal amount (000)	Value (000)
AG Issuer, LLC 6.25% 3/1/2028 (a)	USD10,034	$10,061
Alera Group Intermediate Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.663% 5/30/2033 (b)(c)	10,530	10,857
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (a)	10,020	9,862
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (a)	18,313	18,367
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)	11,640	11,626
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (a)	2,430	2,513
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	9,595	9,822
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	10,883	11,228
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (d)	EUR100	122
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (d)	6,435	8,359
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (d)	2,605	3,267
Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026) (d)	2,946	3,514
American International Group, Inc. 5.125% 3/27/2033	USD8,927	9,189
American International Group, Inc. 5.45% 5/7/2035	7,309	7,619
AmWINS Group, Inc. 6.375% 2/15/2029 (a)	6,021	6,147
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	19,955	19,407
Aon Corp. 5.35% 2/28/2033	5,932	6,207
Aon North America, Inc. 5.15% 3/1/2029	1,450	1,492
Aon North America, Inc. 5.30% 3/1/2031	1,075	1,121
Aon North America, Inc. 5.45% 3/1/2034	14,570	15,184
Aon North America, Inc. 5.75% 3/1/2054	2,275	2,293
Apollo Global Management, Inc. 5.15% 8/12/2035	1,000	1,005
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	5,835	6,110
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	20,225	21,278
Aretec Group, Inc. 7.50% 4/1/2029 (a)	22,409	22,535
Aretec Group, Inc. 10.00% 8/15/2030 (a)	6,725	7,335
Arthur J. Gallagher & Co. 4.85% 12/15/2029	3,995	4,080
Arthur J. Gallagher & Co. 5.00% 2/15/2032	2,669	2,725
Arthur J. Gallagher & Co. 5.15% 2/15/2035	9,418	9,536
Arthur J. Gallagher & Co. 5.55% 2/15/2055	9,942	9,727
Athene Global Funding 5.543% 8/22/2035 (a)	1,361	1,380
Athene Holding, Ltd. 6.625% 5/19/2055	40,410	43,285
Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028	200	201
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (d)	3,291	3,116
Bangkok Bank Public Co., Ltd. 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031) (d)	3,485	3,172
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027) (d)	9,680	9,821
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (d)	431	445
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (d)	12,370	11,052
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (d)	2,445	2,172
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (d)	19,674	20,521
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027) (d)	2,000	1,996
American Funds Multi-Sector Income Fund — Page 1 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025) (d)	USD2,560	$2,560
Bank of Montreal 4.35% 9/22/2031 (USD-SOFR + 0.75% on 9/22/2030) (d)	8,817	8,777
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (d)	3,930	4,063
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034) (d)	6,638	6,865
BBVA Bancomer SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029) (d)	6,001	6,018
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)(d)	1,362	1,512
BlackRock Funding, Inc. 5.25% 3/14/2054	15,686	15,313
Blackstone Mortgage Trust, Inc. 7.75% 12/1/2029 (a)	1,244	1,314
Block, Inc. 2.75% 6/1/2026	4,940	4,879
Block, Inc. 5.625% 8/15/2030 (a)	16,980	17,216
Block, Inc. 3.50% 6/1/2031	8,918	8,306
Block, Inc. 6.50% 5/15/2032	25,730	26,651
Block, Inc. 6.00% 8/15/2033 (a)	17,400	17,830
Blue Owl Credit Income Corp. 4.70% 2/8/2027	7,711	7,701
Boost Newco Borrower, LLC 7.50% 1/15/2031 (a)	3,920	4,162
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (a)(d)	19,360	20,289
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(d)	23,299	24,945
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (a)(d)	10,500	11,064
Brown & Brown, Inc. 4.90% 6/23/2030	3,475	3,524
Brown & Brown, Inc. 5.25% 6/23/2032	13,106	13,449
Brown & Brown, Inc. 5.55% 6/23/2035	25,032	25,770
Brown & Brown, Inc. 6.25% 6/23/2055	6,476	6,820
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(d)	4,064	4,217
CaixaBank SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (a)(d)	8,820	8,914
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (a)(d)	6,703	7,473
CaixaBank SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (a)(d)	5,517	5,866
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (a)(d)	24,266	24,868
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (d)	19,743	20,502
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (d)	11,616	12,569
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (d)	41,494	44,063
Carlyle Group, Inc. (The) 5.05% 9/19/2035	1,000	997
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033) (d)	4,166	4,460
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	1,700	1,553
Chubb INA Holdings, LLC 5.00% 3/15/2034	34,994	35,899
Chubb INA Holdings, LLC 4.90% 8/15/2035	9,165	9,223
Citigroup, Inc., 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (d)	4,068	4,146
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (d)	2,078	1,912
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (d)	4,850	4,854
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (d)	4,059	3,607
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (d)	36,480	37,304
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (d)	7,666	7,747
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	22,227	21,114
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	23,530	21,017
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	50,519	46,712
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	11,432	10,252
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (d)	7,142	7,641
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (d)	EUR792	960
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (d)	27,351	34,319
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (d)	USD560	569
Freedom Mortgage Holdings, LLC 9.25% 2/1/2029 (a)	11,195	11,788
Freedom Mortgage Holdings, LLC 8.375% 4/1/2032 (a)	16,410	17,214
American Funds Multi-Sector Income Fund — Page 2 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (d)	USD4,792	$5,015
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (d)	11,250	11,636
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034) (d)	4,026	4,291
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034) (d)	3,954	4,072
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034) (d)	17,300	17,423
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (d)	19,188	20,039
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (d)	1,443	1,065
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042) (d)	686	542
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027) (a)(d)	2,000	1,968
Hightower Holding, LLC 6.75% 4/15/2029 (a)	13,200	13,034
Hightower Holding, LLC 9.125% 1/31/2030 (a)	4,250	4,529
Howden UK Refinance PLC 7.25% 2/15/2031 (a)	10,905	11,236
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (a)	3,570	3,707
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (d)	8,965	10,207
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (d)	20,865	21,540
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (d)	10,454	11,033
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (d)	6,580	7,241
HUB International, Ltd. 5.625% 12/1/2029 (a)	8,454	8,452
HUB International, Ltd. 7.25% 6/15/2030 (a)	13,282	13,862
HUB International, Ltd. 7.375% 1/31/2032 (a)	11,650	12,139
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.825% 6/20/2030 (b)(c)	3,344	3,353
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)	14,338	13,960
IIFL Finance, Ltd. 8.75% 7/24/2028 (a)	19,295	19,666
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (a)(d)	10,000	11,805
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(d)	15,000	18,030
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	23,645	23,490
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	17,080	16,472
Jane Street Group, LLC 7.125% 4/30/2031 (a)	1,976	2,074
Jane Street Group, LLC 6.75% 5/1/2033 (a)	14,975	15,565
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (d)	5,180	5,123
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (d)	12,014	12,552
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (d)	19,629	20,139
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (d)	15,919	16,110
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (d)	1,623	1,677
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (d)	935	827
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (d)	250	258
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (d)	15,306	16,141
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (d)	28,165	27,609
KKR & Co., Inc. 5.10% 8/7/2035	1,000	1,002
Korea Exchange Bank 3.25% 3/30/2027 (a)	4,110	4,063
Korea Exchange Bank 3.25% 3/30/2027	3,890	3,846
LPL Holdings, Inc. 4.00% 3/15/2029 (a)	12,895	12,623
LPL Holdings, Inc. 4.375% 5/15/2031 (a)	5,755	5,574
Manappuram Finance, Ltd. 7.375% 5/12/2028	12,141	12,444
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	1,765	1,795
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	2,830	2,897
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	39,165	39,667
Marsh & McLennan Cos., Inc. 5.35% 11/15/2044	2,130	2,115
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	25,390	24,919
Mastercard, Inc. 4.95% 3/15/2032	4,910	5,089
American Funds Multi-Sector Income Fund — Page 3 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Mastercard, Inc. 4.875% 5/9/2034	USD5,454	$5,587
Mastercard, Inc. 4.55% 1/15/2035	16,021	15,996
Morgan Stanley 6.138% 10/16/2026 (USD-SOFR + 1.77% on 10/16/2025) (d)	6,700	6,704
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (d)	2,282	2,328
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (d)	2,282	2,336
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028) (d)	2,124	2,258
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (d)	16,384	16,568
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (d)	1,720	1,777
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (d)	9,514	9,916
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (d)	23,532	24,290
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035) (d)	4,457	4,669
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (d)	13,385	14,128
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039) (d)	6,429	6,733
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (d)	4,487	4,539
Navient Corp. 5.00% 3/15/2027	8,925	8,892
Navient Corp. 4.875% 3/15/2028	1,719	1,687
Navient Corp. 5.50% 3/15/2029	12,180	11,950
Navient Corp. 9.375% 7/25/2030	13,028	14,410
Navient Corp. 11.50% 3/15/2031	7,532	8,502
Navient Corp. 7.875% 6/15/2032	19,110	20,133
Navient Corp. 5.625% 8/1/2033	30,120	27,502
OneMain Finance Corp. 7.125% 3/15/2026	483	488
OneMain Finance Corp. 3.875% 9/15/2028	12,500	12,024
OneMain Finance Corp. 6.125% 5/15/2030	10,555	10,697
OneMain Finance Corp. 7.50% 5/15/2031	16,017	16,758
OneMain Finance Corp. 7.125% 11/15/2031	16,180	16,791
OneMain Finance Corp. 7.125% 9/15/2032	15,190	15,711
OneMain Finance Corp. 6.50% 3/15/2033	22,170	22,233
Osaic Holdings, Inc. 6.75% 8/1/2032 (a)	5,455	5,639
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	10,360	10,746
Osaic Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.163% 7/30/2032 (b)(c)	10,050	10,057
Oxford Finance, LLC 6.375% 2/1/2027 (a)	4,690	4,694
Panther Escrow Issuer, LLC 7.125% 6/1/2031 (a)	2,370	2,467
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)	6,165	6,393
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (d)	EUR2,970	3,876
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (d)	17,355	21,697
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (d)	USD5,715	5,883
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033) (d)	16,013	17,191
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (d)	35,533	40,270
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (d)	5,660	5,971
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034) (d)	20,154	20,869
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (d)	6,109	6,376
Power Finance Corp., Ltd. 6.15% 12/6/2028	1,200	1,260
Power Finance Corp., Ltd. 4.50% 6/18/2029	3,300	3,295
Power Finance Corp., Ltd. 3.90% 9/16/2029	2,700	2,637
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027) (d)	12,390	12,034
Rede D’Or Finance SARL 4.50% 1/22/2030 (a)	1,938	1,875
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (d)	30,212	30,575
Ryan Specialty, LLC 4.375% 2/1/2030 (a)	14,660	14,222
Ryan Specialty, LLC 5.875% 8/1/2032 (a)	7,586	7,677
SLM Corp. 6.50% 1/31/2030	695	725
Starwood Property Trust, Inc. 5.75% 1/15/2031 (a)	18,580	18,592
American Funds Multi-Sector Income Fund — Page 4 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (d)	USD6,837	$7,085
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (d)	18,000	18,348
Synchrony Financial 7.25% 2/2/2033	41,358	44,154
Synchrony Financial 6.00% 7/29/2036 (USD-SOFR Index + 2.07% on 7/29/2035) (d)	20,000	20,472
Toronto-Dominion Bank (The) 4.783% 12/17/2029	4,875	4,986
Toronto-Dominion Bank (The) 4.808% 6/3/2030	1,750	1,789
TPG Operating Group II, LP 5.375% 1/15/2036	2,000	2,006
Travelers Cos., Inc. 5.05% 7/24/2035	252	257
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (d)	5,130	5,261
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (d)	16,567	17,055
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033) (d)	4,296	4,366
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (d)	22,841	24,208
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (d)	19,988	20,982
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.752% 5/6/2032 (b)(c)	17,120	17,466
U.S. Bancorp 5.083% 5/15/2031 (USD-SOFR + 1.296% on 5/15/2030) (d)	3,313	3,408
U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032) (d)	2,064	2,201
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (d)	697	700
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (d)	10,803	11,515
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (d)	15,295	16,109
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (d)	33,875	35,088
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (a)(d)	1,824	1,905
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (a)(d)	2,672	2,358
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (a)(d)	20,710	19,169
USI, Inc. 7.50% 1/15/2032 (a)	5,855	6,147
Voyager Parent, LLC 9.25% 7/1/2032 (a)	10,525	11,137
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (d)	4,330	4,432
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (d)	250	243
Wells Fargo & Co. 4.478% 4/4/2031 (USD-SOFR + 4.032% on 4/4/2030) (d)	8,905	8,957
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (d)	4,440	4,580
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033) (d)	3,725	3,914
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (d)	4,773	5,011
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (d)	2,030	1,785
		2,412,175
Energy 8.19%
3R Lux SARL 9.75% 2/5/2031 (a)	12,441	13,146
AI Candelaria (Spain) SA 5.75% 6/15/2033 (a)	2,135	1,942
APA Corp. 4.25% 1/15/2030	3,870	3,749
APA Corp. 5.25% 2/1/2042	1,827	1,481
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	1,865	1,863
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	2,995	3,059
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	8,585	8,735
Baytex Energy Corp. 8.50% 4/30/2030 (a)	1,995	2,053
Baytex Energy Corp. 7.375% 3/15/2032 (a)	13,115	12,850
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	13,295	13,180
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	7,035	7,300
Blue Racer Midstream, LLC 7.25% 7/15/2032 (a)	1,580	1,663
Borr IHC, Ltd. 10.00% 11/15/2028 (a)	25,155	25,048
Borr IHC, Ltd. 10.375% 11/15/2030 (a)	5,997	6,012
California Resources Corp. 7.125% 2/1/2026 (a)	5,795	5,811
Caturus Energy, LLC 8.50% 2/15/2030 (a)	3,140	3,272
Chevron Corp. 2.236% 5/11/2030	4,875	4,511
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)	4,955	5,162
American Funds Multi-Sector Income Fund — Page 5 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Civitas Resources, Inc. 8.375% 7/1/2028 (a)	USD14,520	$15,069
Civitas Resources, Inc. 8.625% 11/1/2030 (a)	4,065	4,213
Civitas Resources, Inc. 8.75% 7/1/2031 (a)	24,235	24,859
Civitas Resources, Inc. 9.625% 6/15/2033 (a)	17,475	18,471
CNX Resources Corp. 6.00% 1/15/2029 (a)	9,894	9,905
CNX Resources Corp. 7.375% 1/15/2031 (a)	6,720	6,933
CNX Resources Corp. 7.25% 3/1/2032 (a)	16,755	17,395
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	10,515	10,505
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	19,925	19,205
ConocoPhillips Co. 3.80% 3/15/2052	1,311	986
ConocoPhillips Co. 5.55% 3/15/2054	968	955
ConocoPhillips Co. 5.50% 1/15/2055	1,540	1,510
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	33,065	33,925
Crescent Energy Finance, LLC 9.25% 2/15/2028 (a)	18,963	19,701
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	16,455	16,353
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	10,875	10,597
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	5,875	5,958
Devon Energy Corp. 5.75% 9/15/2054	15,780	14,650
Diamondback Energy, Inc. 5.15% 1/30/2030	6,068	6,252
Diamondback Energy, Inc. 5.40% 4/18/2034	18,506	18,899
Diamondback Energy, Inc. 5.55% 4/1/2035	3,557	3,653
Diamondback Energy, Inc. 5.75% 4/18/2054	9,976	9,609
Diamondback Energy, Inc. 5.90% 4/18/2064	6,690	6,446
DT Midstream, Inc. 4.125% 6/15/2029 (a)	1,700	1,659
DT Midstream, Inc. 4.375% 6/15/2031 (a)	10,020	9,688
Ecopetrol SA 8.625% 1/19/2029	3,196	3,473
Ecopetrol SA 7.75% 2/1/2032	15,485	16,034
Ecopetrol SA 8.875% 1/13/2033	24,955	27,066
Ecopetrol SA 8.375% 1/19/2036	8,850	9,146
EIG Pearl Holdings SARL 3.545% 8/31/2036	11,138	10,295
Empresa Nacional del Petroleo 5.95% 7/30/2034 (a)	625	659
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	4,855	4,667
Energy Transfer, LP 6.00% 2/1/2029 (a)	1,165	1,182
Energy Transfer, LP 5.20% 4/1/2030	3,885	4,007
Energy Transfer, LP 7.375% 2/1/2031 (a)	291	304
EOG Resources, Inc. 4.40% 7/15/2028	558	563
EOG Resources, Inc. 4.375% 4/15/2030	3,275	3,295
EOG Resources, Inc. 5.65% 12/1/2054	209	209
EOG Resources, Inc. 5.95% 7/15/2055	3,510	3,678
EQT Corp. 4.50% 1/15/2029	4,087	4,089
EQT Corp. 4.75% 1/15/2031	5,304	5,295
EQT Corp. 3.625% 5/15/2031 (a)	5,514	5,158
Expand Energy Corp. 5.875% 2/1/2029 (a)	2,229	2,237
Expand Energy Corp. 4.75% 2/1/2032	1,016	999
Exxon Mobil Corp. 2.61% 10/15/2030	5,545	5,177
Exxon Mobil Corp. 3.452% 4/15/2051	6,605	4,845
FORESEA Holding SA 7.50% 6/15/2030	3,560	3,487
Galaxy Pipeline Assets Bidco, Ltd. 2.94% 9/30/2040	10,817	9,204
Genesis Energy, LP 8.25% 1/15/2029	6,985	7,290
Genesis Energy, LP 8.875% 4/15/2030	6,989	7,404
Genesis Energy, LP 7.875% 5/15/2032	5,795	6,049
GeoPark, Ltd. 8.75% 1/31/2030 (a)	30,766	27,842
GeoPark, Ltd. 8.75% 1/31/2030	1,494	1,352
Global Partners, LP 8.25% 1/15/2032 (a)	4,320	4,560
American Funds Multi-Sector Income Fund — Page 6 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (a)	USD4,550	$4,782
Guara Norte SARL 5.198% 6/15/2034	3,794	3,719
Guara Norte SARL 5.198% 6/15/2034 (a)	1,460	1,431
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (a)	5,153	5,294
Harvest Midstream I, LP 7.50% 9/1/2028 (a)	10,930	11,056
Harvest Midstream I, LP 7.50% 5/15/2032 (a)	4,460	4,571
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	1,610	1,642
Hess Midstream Operations, LP 5.50% 10/15/2030 (a)	5,430	5,473
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	7,201	7,103
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)	6,020	5,820
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	7,915	7,599
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	17,439	18,328
Hilcorp Energy I, LP 6.875% 5/15/2034 (a)	2,805	2,706
Kodiak Gas Services, LLC 7.25% 2/15/2029 (a)	3,800	3,946
Kodiak Gas Services, LLC 6.50% 10/1/2033 (a)	5,380	5,481
Kodiak Gas Services, LLC 6.75% 10/1/2035 (a)	5,380	5,527
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029 (a)	6,725	6,671
Leviathan Bond, Ltd. 6.75% 6/30/2030 (a)	8,090	8,130
Matador Resources Co. 6.25% 4/15/2033 (a)	13,040	13,134
MEG Energy Corp. 5.875% 2/1/2029 (a)	2,935	2,937
Mesquite Energy, Inc. 7.25% 2/15/2026 (a)(e)	27	— (f)
Modec Finance BV 7.84% 7/15/2026 (g)(h)	9,000	9,113
MPLX, LP 5.40% 9/15/2035	11,387	11,417
Murphy Oil Corp. 6.00% 10/1/2032	6,585	6,501
MV24 Capital BV 6.748% 6/1/2034	5,999	5,960
Nabors Industries, Inc. 7.375% 5/15/2027 (a)	1,969	2,000
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	15,870	16,517
Nabors Industries, Ltd. 7.50% 1/15/2028 (a)	2,000	2,000
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.57% 10/30/2028 (b)(c)	921	452
NFE Financing, LLC 12.00% 11/15/2029 (a)	204,481	60,322
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	5,161	5,296
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	9,690	9,938
Noble Finance II, LLC 8.00% 4/15/2030 (a)	22,900	23,720
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	16,195	16,751
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	5,445	5,427
Occidental Petroleum Corp. 5.55% 10/1/2034	3,000	3,046
Occidental Petroleum Corp. 4.40% 8/15/2049	1,907	1,420
Oleoducto Central SA 4.00% 7/14/2027 (a)	4,310	4,241
Oleoducto Central SA 4.00% 7/14/2027	950	935
Permian Resources Operating, LLC 8.00% 4/15/2027 (a)	3,960	4,024
Permian Resources Operating, LLC 5.875% 7/1/2029 (a)	10,645	10,701
Permian Resources Operating, LLC 9.875% 7/15/2031 (a)	6,846	7,452
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	7,905	8,205
Permian Resources Operating, LLC 6.25% 2/1/2033 (a)	4,660	4,750
Petroleos Mexicanos 6.875% 10/16/2025	2,690	2,688
Petroleos Mexicanos 4.50% 1/23/2026	4,919	4,893
Petroleos Mexicanos 6.875% 8/4/2026	6,984	7,081
Petroleos Mexicanos 6.49% 1/23/2027	6,712	6,785
Petroleos Mexicanos 6.50% 3/13/2027	7,591	7,691
Petroleos Mexicanos 5.35% 2/12/2028	1,000	996
Petroleos Mexicanos 8.75% 6/2/2029	9,606	10,353
Petroleos Mexicanos 6.84% 1/23/2030	16,000	16,285
Petroleos Mexicanos 5.95% 1/28/2031	16,100	15,605
Petroleos Mexicanos 6.70% 2/16/2032	13,441	13,329
American Funds Multi-Sector Income Fund — Page 7 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petroleos Mexicanos 10.00% 2/7/2033	USD21,295	$24,726
Petroleos Mexicanos 6.50% 6/2/2041	1,033	906
Petroleos Mexicanos 6.375% 1/23/2045	399	325
Petroleos Mexicanos 6.75% 9/21/2047	3,514	2,902
Petroleos Mexicanos 6.35% 2/12/2048	582	463
Petroleos Mexicanos 7.69% 1/23/2050	3,705	3,371
Petroleos Mexicanos 6.95% 1/28/2060	7,653	6,299
Pluspetrol SA 8.50% 5/30/2032 (a)	16,901	16,901
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	1,474	1,398
Raizen Fuels Finance SA 6.45% 3/5/2034 (a)	2,255	2,189
Raizen Fuels Finance SA 6.70% 2/25/2037 (a)	16,930	16,464
Range Resources Corp. 8.25% 1/15/2029	5,120	5,244
Range Resources Corp. 4.75% 2/15/2030 (a)	2,920	2,858
Repsol E&P Capital Markets US, LLC 5.976% 9/16/2035 (a)	14,336	14,612
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (a)	909	942
Saudi Arabian Oil Co. 5.75% 7/17/2054 (a)	17,105	17,038
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)	5,395	5,606
Shell Finance US, Inc. 2.75% 4/6/2030	6,236	5,892
Shell Finance US, Inc. 3.25% 4/6/2050	24	17
Shell International Finance BV 3.00% 11/26/2051	14,693	9,780
SM Energy Co. 6.50% 7/15/2028	590	594
Suburban Propane Partners, LP 5.00% 6/1/2031 (a)	4,820	4,589
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	12,930	13,004
Sunoco, LP 6.00% 4/15/2027	5,000	5,002
Sunoco, LP 7.00% 5/1/2029 (a)	12,350	12,796
Sunoco, LP 4.50% 5/15/2029	7,096	6,928
Sunoco, LP 4.50% 4/30/2030	430	414
Sunoco, LP 5.625% 3/15/2031 (a)	6,200	6,158
Sunoco, LP 7.25% 5/1/2032 (a)	11,475	12,051
Sunoco, LP 6.25% 7/1/2033 (a)	2,565	2,613
Sunoco, LP 5.875% 3/15/2034 (a)	7,795	7,732
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(d)	10,440	10,611
Superior Plus, LP 4.50% 3/15/2029 (a)	4,698	4,536
Talos Production, Inc. 9.00% 2/1/2029 (a)	10,630	11,000
Talos Production, Inc. 9.375% 2/1/2031 (a)	10,275	10,710
Targa Resources Corp. 5.65% 2/15/2036	9,945	10,188
Targa Resources Partners, LP 4.875% 2/1/2031	774	776
TotalEnergies Capital International SA 3.127% 5/29/2050	10,211	7,007
TotalEnergies Capital SA 5.488% 4/5/2054	1,225	1,213
TotalEnergies Capital SA 5.275% 9/10/2054	3,025	2,909
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	4,111	4,231
Transocean International, Ltd. 7.875% 10/15/2032 (a)	4,750	4,809
Transocean Poseidon, Ltd. 6.875% 2/1/2027 (a)	4,629	4,638
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (a)	9,938	10,209
Transocean, Inc. 8.00% 2/1/2027 (a)	4,151	4,148
Transocean, Inc. 8.25% 5/15/2029 (a)	13,645	13,464
Transocean, Inc. 8.75% 2/15/2030 (a)	18,238	19,203
Transocean, Inc. 7.50% 4/15/2031	4,260	3,957
Transocean, Inc. 8.50% 5/15/2031 (a)	11,700	11,475
Transocean, Inc. 6.80% 3/15/2038	7,600	6,442
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (a)	10,930	11,259
USA Compression Partners, LP 7.125% 3/15/2029 (a)	10,385	10,718
USA Compression Partners, LP 6.25% 10/1/2033 (a)	4,280	4,299
American Funds Multi-Sector Income Fund — Page 8 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (a)	USD6,714	$6,440
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	5,639	5,885
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	16,665	15,741
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)	4,835	5,007
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	21,120	22,190
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	16,219	17,668
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	21,775	24,075
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	18,080	19,043
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	16,640	18,792
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	16,345	17,372
Vista Energy Argentina S.A.U. 8.50% 6/10/2033 (a)	17,800	18,097
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (a)	22,810	22,183
Vital Energy, Inc. 7.875% 4/15/2032 (a)	15,590	15,145
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	12,105	12,261
YPF SA 8.75% 9/11/2031 (a)	1,150	1,162
YPF SA 8.25% 1/17/2034 (a)	2,710	2,616
		1,620,336
Health care 7.73%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	11,180	11,469
AbbVie, Inc. 4.80% 3/15/2029	22,405	22,917
AbbVie, Inc. 3.20% 11/21/2029	7,790	7,518
AbbVie, Inc. 5.05% 3/15/2034	74,959	77,160
AbbVie, Inc. 5.35% 3/15/2044	1,175	1,182
AbbVie, Inc. 5.40% 3/15/2054	1,773	1,764
AbbVie, Inc. 5.50% 3/15/2064	3,025	3,026
AdaptHealth, LLC 6.125% 8/1/2028 (a)	2,363	2,359
AdaptHealth, LLC 4.625% 8/1/2029 (a)	8,996	8,517
AdaptHealth, LLC 5.125% 3/1/2030 (a)	11,206	10,697
Amgen, Inc. 5.15% 3/2/2028	20,440	20,920
Amgen, Inc. 5.25% 3/2/2030	28,197	29,235
Amgen, Inc. 4.20% 3/1/2033	11,130	10,828
Amgen, Inc. 5.25% 3/2/2033	32,801	33,987
Amgen, Inc. 5.60% 3/2/2043	3,620	3,670
Amgen, Inc. 4.875% 3/1/2053	5,495	4,904
Amgen, Inc. 5.65% 3/2/2053	9,518	9,500
Amgen, Inc. 5.75% 3/2/2063	20,625	20,592
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (a)	1,525	1,579
AstraZeneca Finance, LLC 5.00% 2/26/2034	9,607	9,912
AthenaHealth Group, Inc. 6.50% 2/15/2030 (a)	5,511	5,471
Avantor Funding, Inc. 4.625% 7/15/2028 (a)	5,435	5,351
Avantor Funding, Inc. 3.875% 11/1/2029 (a)	12,500	11,899
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	14,390	14,260
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)	5,899	3,868
Baxter International, Inc. 1.915% 2/1/2027	2,080	2,017
Baxter International, Inc. 2.272% 12/1/2028	1,125	1,056
Baxter International, Inc. 2.539% 2/1/2032	1,954	1,714
Baxter International, Inc. 3.132% 12/1/2051	8,377	5,351
Biocon Biologics Global PLC 6.67% 10/9/2029 (a)	3,200	3,110
Bristol-Myers Squibb Co. 5.10% 2/22/2031	943	981
Bristol-Myers Squibb Co. 2.95% 3/15/2032	1,425	1,309
Bristol-Myers Squibb Co. 5.20% 2/22/2034	8,737	9,064
Bristol-Myers Squibb Co. 5.50% 2/22/2044	5,130	5,189
Bristol-Myers Squibb Co. 6.25% 11/15/2053	1,635	1,787
American Funds Multi-Sector Income Fund — Page 9 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Bristol-Myers Squibb Co. 5.55% 2/22/2054	USD26,906	$26,835
Bristol-Myers Squibb Co. 6.40% 11/15/2063	3,260	3,602
Bristol-Myers Squibb Co. 5.65% 2/22/2064	4,115	4,084
Centene Corp. 2.45% 7/15/2028	2,337	2,173
Centene Corp. 3.00% 10/15/2030	435	389
Centene Corp. 2.50% 3/1/2031	27,627	23,816
Centene Corp. 2.625% 8/1/2031	40,192	34,553
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (a)	3,503	3,429
CHS / Community Health Systems, Inc. 6.875% 4/15/2029 (a)	1,200	955
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)	4,055	3,672
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)	5,865	6,219
Cigna Group (The) 4.875% 9/15/2032	1,375	1,389
Cigna Group (The) 5.25% 2/15/2034	2,129	2,192
Cigna Group (The) 5.25% 1/15/2036	21,400	21,681
Cigna Group (The) 6.00% 1/15/2056	14,159	14,698
CVS Health Corp. 1.75% 8/21/2030	3,510	3,082
CVS Health Corp. 5.00% 9/15/2032	5,808	5,881
CVS Health Corp. 5.45% 9/15/2035	60,318	61,408
CVS Health Corp. 6.00% 6/1/2044	19,360	19,653
CVS Health Corp. 6.05% 6/1/2054	22,505	22,780
CVS Health Corp. 6.20% 9/15/2055	26,594	27,390
CVS Health Corp. 6.00% 6/1/2063	1,817	1,791
CVS Health Corp. 6.25% 9/15/2065	10,000	10,179
DaVita, Inc. 4.625% 6/1/2030 (a)	37,692	36,154
DaVita, Inc. 6.875% 9/1/2032 (a)	4,232	4,375
DaVita, Inc. 6.75% 7/15/2033 (a)	11,575	11,946
Elevance Health, Inc. 5.00% 1/15/2036	32,500	32,276
Elevance Health, Inc. 5.70% 9/15/2055	12,500	12,398
Eli Lilly and Co. 4.60% 8/14/2034	6,292	6,320
Eli Lilly and Co. 5.10% 2/12/2035	7,569	7,833
Eli Lilly and Co. 4.90% 10/15/2035	4,075	4,130
Eli Lilly and Co. 5.50% 2/12/2055	2,049	2,094
EMD Finance, LLC 4.625% 10/15/2032 (a)	2,675	2,672
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (a)	19,209	20,633
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.163% 4/23/2031 (b)(c)	22,904	22,968
Fortrea Holdings, Inc. 7.50% 7/1/2030 (a)	610	578
Gilead Sciences, Inc. 5.25% 10/15/2033	8,456	8,871
Gilead Sciences, Inc. 5.10% 6/15/2035	21,255	21,847
Gilead Sciences, Inc. 2.80% 10/1/2050	225	145
Gilead Sciences, Inc. 5.55% 10/15/2053	1,935	1,955
Grifols SA 7.50% 5/1/2030	EUR15,299	18,977
Humana, Inc. 5.375% 4/15/2031	USD2,200	2,264
Humana, Inc. 5.75% 4/15/2054	4,944	4,722
IQVIA, Inc. 5.00% 10/15/2026 (a)	7,845	7,842
IQVIA, Inc. 6.50% 5/15/2030 (a)	4,305	4,453
IQVIA, Inc. 6.25% 6/1/2032 (a)	13,355	13,748
Johnson & Johnson 4.90% 6/1/2031	16,330	17,030
Johnson & Johnson 4.85% 3/1/2032	3,930	4,079
Johnson & Johnson 4.95% 6/1/2034	8,275	8,702
Johnson & Johnson 5.00% 3/1/2035	4,375	4,550
Johnson & Johnson 5.25% 6/1/2054	2,185	2,228
Medline Borrower, LP 3.875% 4/1/2029 (a)	12,060	11,640
Medline Borrower, LP 6.25% 4/1/2029 (a)	7,058	7,246
Medline Borrower, LP 5.25% 10/1/2029 (a)	19,735	19,579
American Funds Multi-Sector Income Fund — Page 10 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	USD8,740	$7,937
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	4,949	5,008
Owens & Minor, Inc. 4.50% 3/31/2029 (a)	29,204	23,467
Owens & Minor, Inc. 6.625% 4/1/2030 (a)	36,277	29,963
Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.75%) 8.013% 3/29/2029 (b)(c)	3,565	3,564
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	6,820	6,871
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	383	387
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	2,425	2,451
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	8,745	8,480
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	19,017	18,391
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (a)(i)	11,511	11,271
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	7,470	7,740
Rede D’Or Finance SARL 4.95% 1/17/2028	590	587
Rede D’Or Finance SARL 4.50% 1/22/2030	2,590	2,505
Roche Holdings, Inc. 2.076% 12/13/2031 (a)	231	203
Roche Holdings, Inc. 4.985% 3/8/2034 (a)	9,098	9,398
Roche Holdings, Inc. 4.592% 9/9/2034 (a)	3,214	3,215
Roche Holdings, Inc. 5.218% 3/8/2054 (a)	2,645	2,606
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031 (a)	16,415	17,257
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	8,600	8,845
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	59,751	60,758
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	12,088	12,463
Tenet Healthcare Corp. 6.25% 2/1/2027	1,025	1,026
Tenet Healthcare Corp. 6.125% 10/1/2028	7,480	7,491
Tenet Healthcare Corp. 4.25% 6/1/2029	11,450	11,192
Tenet Healthcare Corp. 6.75% 5/15/2031	23,610	24,462
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	5,319	5,318
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	27,355	28,419
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	20,845	20,974
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	8,070	8,817
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	28,166	32,239
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	4,590	4,784
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	11,615	8,678
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	13,950	14,381
UnitedHealth Group, Inc. 5.15% 7/15/2034	11,567	11,876
UnitedHealth Group, Inc. 5.30% 6/15/2035	46,275	47,855
UnitedHealth Group, Inc. 5.50% 7/15/2044	16,454	16,494
UnitedHealth Group, Inc. 2.90% 5/15/2050	10,518	6,786
UnitedHealth Group, Inc. 3.25% 5/15/2051	221	151
UnitedHealth Group, Inc. 4.75% 5/15/2052	1,210	1,067
UnitedHealth Group, Inc. 5.625% 7/15/2054	4,760	4,738
UnitedHealth Group, Inc. 5.95% 6/15/2055	27,130	28,306
UnitedHealth Group, Inc. 4.95% 5/15/2062	159	140
UnitedHealth Group, Inc. 6.05% 2/15/2063	124	130
Viatris, Inc. 4.00% 6/22/2050	14,975	10,224
		1,529,184
Consumer discretionary 6.57%
Advance Auto Parts, Inc. 5.95% 3/9/2028	1,788	1,830
Advance Auto Parts, Inc. 3.90% 4/15/2030	15,237	14,158
Advance Auto Parts, Inc. 3.50% 3/15/2032	35,497	31,069
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	18,385	18,973
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.765% 3/11/2030 (b)(c)(g)	4,292	4,292
American Funds Multi-Sector Income Fund — Page 11 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.98% Cash 3/11/2030 (b)(c)(g)(i)	USD3,991	$3,991
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	7,260	6,549
Alibaba Group Holding, Ltd. 5.625% 11/26/2054	3,400	3,558
Alibaba Group Holding, Ltd. 5.625% 11/26/2054 (a)	1,160	1,214
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	6,344	6,224
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	8,155	8,024
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	22,420	23,063
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	12,695	13,182
Amazon.com, Inc. 3.95% 4/13/2052	1,695	1,376
Arcos Dorados BV 6.125% 5/27/2029 (a)	2,000	2,052
Arcos Dorados BV 6.125% 5/27/2029	460	472
Arcos Dorados BV 6.375% 1/29/2032 (a)	1,155	1,220
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)	13,235	12,855
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (a)	2,250	2,162
AutoNation, Inc. 5.89% 3/15/2035	30,000	31,022
Bath & Body Works, Inc. 6.875% 11/1/2035	3,872	4,033
Bath & Body Works, Inc. 6.75% 7/1/2036	4,620	4,761
Belron Finance 2019, LLC 6.742% 10/16/2031 (b)(c)	10,018	10,081
Boyd Gaming Corp. 4.75% 12/1/2027	10,765	10,723
Boyd Gaming Corp. 4.75% 6/15/2031 (a)	3,390	3,271
Boyne USA, Inc. 4.75% 5/15/2029 (a)	16,015	15,723
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	6,774	6,482
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	27,085	27,877
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	8,950	9,134
Carnival Corp. 5.125% 5/1/2029 (a)	20,385	20,385
Carnival Corp. 6.00% 5/1/2029 (a)	27,670	28,101
Carnival Corp. 7.00% 8/15/2029 (a)	19,745	20,803
Carnival Corp. 5.75% 3/15/2030 (a)	25,000	25,541
Carnival Corp. 5.75% 8/1/2032 (a)	26,250	26,747
Carnival Corp. 6.125% 2/15/2033 (a)	13,545	13,893
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	7,795	8,299
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	15,228	14,505
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)	1,559	1,464
First Student Bidco, Inc. 4.00% 7/31/2029 (a)	14,760	14,052
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.711% 8/15/2030 (b)(c)	461	462
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.711% 8/15/2030 (b)(c)	141	142
Flutter Treasury DAC 5.875% 6/4/2031 (a)	3,202	3,252
Ford Motor Co. 3.25% 2/12/2032	19,660	17,207
Ford Motor Co. 4.75% 1/15/2043	4,833	3,856
Ford Motor Co. 5.291% 12/8/2046	8,717	7,349
Ford Motor Credit Co., LLC 2.70% 8/10/2026	1,000	984
Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,500	2,532
Ford Motor Credit Co., LLC 4.95% 5/28/2027	11,440	11,425
Ford Motor Credit Co., LLC 3.815% 11/2/2027	14,275	13,928
Ford Motor Credit Co., LLC 5.918% 3/20/2028	10,535	10,717
Ford Motor Credit Co., LLC 6.798% 11/7/2028	11,468	11,977
Ford Motor Credit Co., LLC 7.20% 6/10/2030	4,305	4,604
Ford Motor Credit Co., LLC 5.73% 9/5/2030	38,770	39,106
Ford Motor Credit Co., LLC 6.054% 11/5/2031	10,878	11,122
Ford Motor Credit Co., LLC 6.532% 3/19/2032	13,770	14,335
Ford Motor Credit Co., LLC 7.122% 11/7/2033	2,781	2,974
Ford Motor Credit Co., LLC 6.125% 3/8/2034	7,248	7,287
Ford Motor Credit Co., LLC 6.50% 2/7/2035	33,675	34,614
American Funds Multi-Sector Income Fund — Page 12 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co., Inc. 5.45% 9/6/2034	USD16,723	$16,833
General Motors Financial Co., Inc. 5.90% 1/7/2035	4,557	4,704
General Motors Financial Co., Inc. 6.15% 7/15/2035	23,467	24,555
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	22,615	20,827
Genting New York, LLC 7.25% 10/1/2029 (a)	3,525	3,644
Gildan Activewear Inc. 5.40% 10/7/2035 (a)	6,010	6,014
Grand Canyon University 4.375% 10/1/2026	4,903	4,812
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	6,625	6,556
Hanesbrands, Inc. 9.00% 2/15/2031 (a)	3,122	3,309
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 6.913% 3/7/2032 (b)(c)	9,613	9,673
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.07% 6/30/2028 (b)(c)	4,560	4,121
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.07% 6/30/2028 (b)(c)	894	808
Hilton Domestic Operating Co., Inc. 5.75% 9/15/2033 (a)	12,620	12,798
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)	470	452
Home Depot, Inc. 4.65% 9/15/2035	1,050	1,040
Home Depot, Inc. 1.375% 3/15/2031	2,216	1,911
Home Depot, Inc. 4.85% 6/25/2031	10,387	10,725
Home Depot, Inc. 4.95% 6/25/2034	15,457	15,835
Home Depot, Inc. 3.125% 12/15/2049	135	94
Home Depot, Inc. 5.30% 6/25/2054	3,252	3,185
Home Depot, Inc. 5.40% 6/25/2064	10,747	10,629
Hyatt Hotels Corp. 5.75% 3/30/2032	4,190	4,372
Hyundai Capital America 4.875% 6/23/2027 (a)	4,434	4,474
Hyundai Capital America 4.90% 6/23/2028 (a)	1,679	1,703
Hyundai Capital America 5.10% 6/24/2030 (a)	1,071	1,094
International Game Technology PLC 5.25% 1/15/2029 (a)	1,670	1,664
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	11,848	11,617
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	6,555	6,938
Levi Strauss & Co. 3.50% 3/1/2031 (a)	11,920	11,082
Light and Wonder International, Inc. 7.25% 11/15/2029 (a)	7,335	7,533
Light and Wonder International, Inc. 7.50% 9/1/2031 (a)	5,195	5,407
Light and Wonder International, Inc. 6.25% 10/1/2033 (a)	5,575	5,588
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	5,175	4,947
Lithia Motors, Inc. 5.50% 10/1/2030 (a)	7,090	7,086
Lithia Motors, Inc. 4.375% 1/15/2031 (a)	250	238
Macy’s Retail Holdings, LLC 6.125% 3/15/2032 (a)	960	962
Marriott International, Inc. 5.35% 3/15/2035	6,540	6,692
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (a)	7,300	7,049
McDonald’s Corp. 5.00% 5/17/2029	3,443	3,546
McDonald’s Corp. 4.60% 5/15/2030	1,850	1,880
McDonald’s Corp. 4.95% 3/3/2035	4,773	4,838
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (a)	5,400	5,665
Mercury Aggregator, LP, Term Loan, 19.00% 2/3/2026 (b)(g)	5	2
Mercury Aggregator, LP, Term Loan 2, 19.00% 2/3/2026 (b)(g)	3	1
NCL Finance, Ltd. 6.125% 3/15/2028 (a)	2,420	2,474
Newell Brands, Inc. 8.50% 6/1/2028 (a)	5,965	6,324
Newell Brands, Inc. 6.375% 5/15/2030	14,400	14,303
Newell Brands, Inc. 6.625% 5/15/2032	26,895	26,610
Newell Brands, Inc. 7.375% 4/1/2036	24,370	24,285
Newell Brands, Inc. 7.00% 4/1/2046	7,030	6,205
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (a)	1,805	1,772
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (a)	11,425	11,999
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	10,080	10,675
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	45,640	49,023
American Funds Multi-Sector Income Fund — Page 13 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Party City Holdings, Inc. 0% 10/12/2028 (g)	USD50	$— (f)
Party City Holdings, Inc. 0% 8/27/2030 (g)	7,834	157
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	5,289	5,460
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	8,155	8,005
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	2,095	2,159
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026 (a)	888	887
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (a)	14,325	14,607
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	19,314	19,434
Sally Holdings, LLC 6.75% 3/1/2032	8,589	8,941
Sands China, Ltd. 4.375% 6/18/2030	6,485	6,381
Sands China, Ltd. 3.25% 8/8/2031	1,500	1,384
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	980	912
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.286% 4/4/2029 (b)(c)	8,552	8,494
Service Corp. International 5.75% 10/15/2032	5,890	5,974
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029	1,500	1,535
Sonic Automotive, Inc. 4.625% 11/15/2029 (a)	14,200	13,801
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)	7,680	7,349
Starbucks Corp. 4.80% 5/15/2030	1,725	1,762
Starbucks Corp. 5.40% 5/15/2035	1,000	1,037
Starbucks Corp. 3.50% 11/15/2050	1,000	713
Station Casinos, LLC 6.625% 3/15/2032 (a)	5,385	5,536
Studio City Finance, Ltd. 5.00% 1/15/2029	1,965	1,895
TopBuild Corp. 5.625% 1/31/2034 (a)	6,885	6,865
Toyota Motor Credit Corp. 1.90% 1/13/2027	5,295	5,165
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	19,935	19,808
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	4,840	4,873
Vail Resorts, Inc. 6.50% 5/15/2032 (a)	5,875	6,079
Valvoline, Inc. 3.625% 6/15/2031 (a)	8,825	8,099
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.752% 7/1/2032 (b)(c)	5,040	5,057
Wand NewCo 3, Inc. 7.625% 1/30/2032 (a)	1,690	1,782
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	12,955	12,656
Wynn Macau, Ltd. 5.625% 8/26/2028	4,100	4,099
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	10,689	10,736
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	17,524	18,876
ZF North America Capital, Inc. 6.75% 4/23/2030 (a)	7,300	7,129
		1,299,254
Communication services 5.95%
Alphabet, Inc. 5.25% 5/15/2055	914	917
Alphabet, Inc. 5.30% 5/15/2065	1,012	1,008
AT&T, Inc. 5.375% 8/15/2035	1,000	1,030
AT&T, Inc. 3.50% 9/15/2053	10,575	7,320
AT&T, Inc. 3.55% 9/15/2055	10,615	7,321
CCO Holdings, LLC 5.00% 2/1/2028 (a)	11,110	11,012
CCO Holdings, LLC 6.375% 9/1/2029 (a)	3,095	3,140
CCO Holdings, LLC 4.75% 3/1/2030 (a)	13,840	13,291
CCO Holdings, LLC 4.50% 8/15/2030 (a)	6,881	6,503
CCO Holdings, LLC 4.25% 2/1/2031 (a)	19,255	17,750
CCO Holdings, LLC 4.75% 2/1/2032 (a)	904	837
CCO Holdings, LLC 4.50% 5/1/2032	12,247	11,153
CCO Holdings, LLC 4.50% 6/1/2033 (a)	21,577	19,197
CCO Holdings, LLC 4.25% 1/15/2034 (a)	22,489	19,457
Charter Communications Operating, LLC 6.10% 6/1/2029	2,197	2,306
Charter Communications Operating, LLC 4.40% 4/1/2033	11,000	10,437
American Funds Multi-Sector Income Fund — Page 14 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Charter Communications Operating, LLC 6.65% 2/1/2034	USD9,680	$10,348
Charter Communications Operating, LLC 6.384% 10/23/2035	8,565	8,976
Charter Communications Operating, LLC 4.80% 3/1/2050	13,008	10,309
Charter Communications Operating, LLC 3.70% 4/1/2051	52,596	34,723
Charter Communications Operating, LLC 3.90% 6/1/2052	23,758	16,102
Charter Communications Operating, LLC 5.25% 4/1/2053	26,312	22,001
Charter Communications Operating, LLC 6.70% 12/1/2055	253	256
Charter Communications Operating, LLC 3.85% 4/1/2061	7,140	4,454
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	7,835	7,828
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)	725	705
Clear Channel Outdoor Holdings, Inc. 7.125% 2/15/2031 (a)	7,600	7,861
Comcast Corp. 2.887% 11/1/2051	1,505	928
Comcast Corp. 5.65% 6/1/2054	10,090	9,909
Connect Finco SARL 9.00% 9/15/2029 (a)	61,685	64,933
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.663% 9/27/2029 (b)(c)	5,330	5,273
Consolidated Communications, Inc. 5.00% 10/1/2028 (a)	1,400	1,417
CSC Holdings, LLC 5.50% 4/15/2027 (a)	4,570	4,341
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.65% 1/18/2028 (b)(c)	9,715	9,679
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (b)(i)	84	74
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	5,972	5,970
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)	33,115	32,750
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.57% 8/2/2027 (b)(c)	181	182
DISH Network Corp. 11.75% 11/15/2027 (a)	49,010	51,905
EchoStar Corp. 10.75% 11/30/2029	48,073	52,926
EchoStar Corp. 6.75% PIK 11/30/2030 (i)	32,748	33,787
Embarq, LLC 7.995% 6/1/2036	10,795	5,404
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (a)	875	874
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (a)	20,690	20,914
Frontier Communications Holdings, LLC 5.875% 11/1/2029	13,011	13,159
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (a)	10,781	10,917
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (a)	850	889
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (a)	3,655	3,856
Gray Media, Inc. 10.50% 7/15/2029 (a)	16,555	17,914
Gray Media, Inc. 4.75% 10/15/2030 (a)	5,772	4,437
Gray Media, Inc. 5.375% 11/15/2031 (a)	12,807	9,629
Gray Media, Inc. 9.625% 7/15/2032 (a)	10,765	11,007
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.395% 12/1/2028 (b)(c)	19,257	19,279
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.53% 6/4/2029 (b)(c)	134	135
Lamar Media Corp. 3.625% 1/15/2031	6,500	6,053
Lamar Media Corp. 5.375% 11/1/2033 (a)	5,190	5,158
Ligado Networks, LLC, 17.50% PIK 11/1/2023 (a)(e)(i)	2,369	788
Ligado Networks, LLC, Term Loan, 17.50% PIK 05/05/2028 (b)(g)(i)	679	679
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)	7,725	7,879
Meta Platforms, Inc. 4.45% 8/15/2052	38,715	33,270
Meta Platforms, Inc. 5.40% 8/15/2054	5,275	5,216
Netflix, Inc. 4.90% 8/15/2034	798	824
Netflix, Inc. 5.40% 8/15/2054	145	146
News Corp. 3.875% 5/15/2029 (a)	17,372	16,782
Nexstar Media, Inc. 5.625% 7/15/2027 (a)	3,695	3,693
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	16,685	16,299
Paramount Global 4.95% 5/19/2050	1,000	795
PLDT, Inc. 2.50% 1/23/2031	5,500	5,015
SBA Tower Trust 1.631% 11/15/2026 (a)	3,870	3,758
Sinclair Television Group, Inc. 8.125% 2/15/2033 (a)	1,000	1,027
American Funds Multi-Sector Income Fund — Page 15 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Sirius XM Radio, LLC 3.125% 9/1/2026 (a)	USD2,235	$2,206
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	9,975	9,647
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	9,360	9,370
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	20,535	19,274
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	35,635	32,318
Snap, Inc. 6.875% 3/1/2033 (a)	35,560	36,385
TEGNA, Inc. 5.00% 9/15/2029	14,430	14,367
Tencent Holdings, Ltd. 3.975% 4/11/2029	1,070	1,069
Tencent Holdings, Ltd. 3.68% 4/22/2041	328	282
Tencent Holdings, Ltd. 3.24% 6/3/2050	3,099	2,274
Tencent Holdings, Ltd. 3.24% 6/3/2050 (a)	775	569
Tencent Holdings, Ltd. 3.84% 4/22/2051	6,218	5,035
T-Mobile USA, Inc. 3.875% 4/15/2030	300	294
T-Mobile USA, Inc. 2.55% 2/15/2031	13,868	12,605
T-Mobile USA, Inc. 5.125% 5/15/2032	1,493	1,537
T-Mobile USA, Inc. 5.25% 6/15/2055	1,001	933
T-Mobile USA, Inc. 5.875% 11/15/2055	979	1,001
Univision Communications, Inc. 8.00% 8/15/2028 (a)	2,975	3,085
Univision Communications, Inc. 4.50% 5/1/2029 (a)	45,329	42,793
Univision Communications, Inc. 7.375% 6/30/2030 (a)	21,601	21,722
Univision Communications, Inc. 8.50% 7/31/2031 (a)	19,865	20,530
Univision Communications, Inc. 9.375% 8/1/2032 (a)	34,050	36,315
Verizon Communications, Inc. 1.75% 1/20/2031	3,301	2,889
Verizon Communications, Inc. 2.55% 3/21/2031	853	776
Virgin Media Secured Finance PLC 4.50% 8/15/2030 (a)	2,815	2,657
VMED O2 UK Financing I PLC 4.25% 1/31/2031 (a)	2,245	2,083
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	16,765	16,192
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	14,010	12,854
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	92,509	73,910
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	6,645	4,959
WMG Acquisition Corp. 3.75% 12/1/2029 (a)	1,485	1,418
WMG Acquisition Corp. 3.875% 7/15/2030 (a)	2,730	2,591
X Corp., Term Loan B, (USD-SOFR + 6.50%) 10.958% 10/26/2029 (b)(c)	23,795	23,373
Ziggo BV 4.875% 1/15/2030 (a)	2,685	2,537
		1,175,962
Information technology 5.55%
Acuris Finance US, Inc. 9.00% 8/1/2029 (a)	30,065	31,443
ams-OSRAM AG 12.25% 3/30/2029 (a)	22,195	23,906
Analog Devices, Inc. 5.05% 4/1/2034	2,254	2,339
Analog Devices, Inc. 2.95% 10/1/2051	3,589	2,373
Analog Devices, Inc. 5.30% 4/1/2054	1,074	1,057
Booz Allen Hamilton, Inc. 3.875% 9/1/2028 (a)	734	720
Booz Allen Hamilton, Inc. 4.00% 7/1/2029 (a)	2,586	2,524
Broadcom Corp. 3.875% 1/15/2027	53	53
Broadcom, Inc. 5.05% 7/12/2029	2,849	2,935
Broadcom, Inc. 5.15% 11/15/2031	14,802	15,384
Broadcom, Inc. 4.55% 2/15/2032	6,095	6,140
Broadcom, Inc. 4.15% 4/15/2032 (a)	7	7
Broadcom, Inc. 3.469% 4/15/2034 (a)	26,387	24,092
Broadcom, Inc. 4.80% 10/15/2034	7,577	7,633
Broadcom, Inc. 5.20% 7/15/2035	53,620	55,281
Broadcom, Inc. 4.80% 2/15/2036	5,077	5,064
Cisco Systems, Inc. 4.95% 2/26/2031	1,985	2,055
American Funds Multi-Sector Income Fund — Page 16 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Cisco Systems, Inc. 5.05% 2/26/2034	USD33,191	$34,346
Cisco Systems, Inc. 5.10% 2/24/2035	3,022	3,127
Cisco Systems, Inc. 5.30% 2/26/2054	140	138
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	5,552	5,608
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	35,550	36,913
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	16,455	17,473
Cloud Software Group, Inc. 6.625% 8/15/2033 (a)	17,415	17,746
CommScope Technologies, LLC 5.00% 3/15/2027 (a)	15,490	15,382
CommScope, LLC 8.25% 3/1/2027 (a)	5,596	5,662
CommScope, LLC 7.125% 7/1/2028 (a)	3,488	3,504
CommScope, LLC 4.75% 9/1/2029 (a)	5,156	5,129
CommScope, LLC 9.50% 12/15/2031 (a)	6,825	7,069
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.913% 12/17/2029 (b)(c)	11,510	11,660
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	24,324	25,719
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)	6,685	6,808
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.913% 11/22/2032 (b)(c)	3,000	3,071
Fair Isaac Corp. 6.00% 5/15/2033 (a)	13,450	13,651
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.288% 9/13/2029 (b)(c)(h)	4,410	4,443
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 8.129% 7/30/2032 (b)(c)	16,310	16,261
Gartner, Inc. 3.75% 10/1/2030 (a)	2,540	2,399
Helios Software Holdings, Inc. 8.75% 5/1/2029 (a)	48,129	49,941
Hughes Satellite Systems Corp. 5.25% 8/1/2026	4,013	3,939
Hughes Satellite Systems Corp. 6.625% 8/1/2026	11,856	11,286
Intel Corp. 3.05% 8/12/2051	25,083	15,927
Intel Corp. 5.60% 2/21/2054	22,763	21,872
Intel Corp. 3.10% 2/15/2060	5,650	3,351
ION Trading Technologies SARL 9.50% 5/30/2029 (a)	29,683	31,499
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.163% 3/20/2033 (b)(c)	6,975	6,990
Microchip Technology, Inc. 5.05% 3/15/2029	14,835	15,168
Microchip Technology, Inc. 5.05% 2/15/2030	17,252	17,647
Micron Technology, Inc. 6.05% 11/1/2035	25,000	26,726
NCR Atleos Corp. 9.50% 4/1/2029 (a)	10,964	11,877
Oracle Corp. 4.45% 9/26/2030	2,700	2,699
Oracle Corp. 5.25% 2/3/2032	2,950	3,042
Oracle Corp. 5.50% 8/3/2035	46,151	47,511
Oracle Corp. 5.20% 9/26/2035	23,720	23,860
Oracle Corp. 5.875% 9/26/2045	3,840	3,853
Oracle Corp. 6.00% 8/3/2055	26,870	26,994
Oracle Corp. 5.95% 9/26/2055	8,070	8,051
Oracle Corp. 6.10% 9/26/2065	3,110	3,107
Roper Technologies, Inc. 4.45% 9/15/2030	3,650	3,666
Roper Technologies, Inc. 4.90% 10/15/2034	11,732	11,751
Roper Technologies, Inc. 5.10% 9/15/2035	24,547	24,754
ServiceNow, Inc. 1.40% 9/1/2030	6,118	5,359
Shift4 Payments, LLC 6.75% 8/15/2032 (a)	6,490	6,715
Synopsys, Inc. 4.85% 4/1/2030	19,280	19,644
Synopsys, Inc. 5.15% 4/1/2035	36,028	36,664
Synopsys, Inc. 5.70% 4/1/2055	49,594	50,087
Texas Instruments, Inc. 5.10% 5/23/2035	2,000	2,063
UKG, Inc. 6.875% 2/1/2031 (a)	30,100	31,081
Unisys Corp. 10.625% 1/15/2031 (a)	56,924	60,697
Viasat, Inc. 5.625% 4/15/2027 (a)	13,580	13,537
Viasat, Inc. 6.50% 7/15/2028 (a)	1,000	978
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.778% 3/2/2029 (b)(c)	2,618	2,590
American Funds Multi-Sector Income Fund — Page 17 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.75% 5/30/2030 (b)(c)	USD9,007	$8,878
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (h)(i)	15,196	16,640
X.AI Corp. 12.50% 6/30/2030	45,000	47,304
		1,096,863
Industrials 4.94%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)	4,374	4,506
ADT Security Corp. 4.125% 8/1/2029 (a)	2,160	2,092
AECOM 6.00% 8/1/2033 (a)	675	691
Ambipar Lux SARL 9.875% 2/6/2031 (a)	4,870	843
Ambipar Lux SARL 10.875% 2/5/2033 (a)	7,170	1,205
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)	13,522	14,052
American Airlines, Inc. 8.50% 5/15/2029 (a)	3,580	3,737
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.663% 9/23/2031 (b)(c)	3,727	3,731
Aramark Services, Inc. 5.00% 2/1/2028 (a)	11,230	11,190
ATI, Inc. 4.875% 10/1/2029	11,950	11,759
ATI, Inc. 7.25% 8/15/2030	4,140	4,349
ATI, Inc. 5.125% 10/1/2031	6,010	5,919
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	1,900	1,843
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	3,700	3,611
Avis Budget Car Rental, LLC, Term Loan B, (1-month USD CME Term SOFR + 2.50%) 6.663% 7/16/2032 (b)(c)	998	998
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)	1,110	1,143
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	425	439
BAE Systems PLC 5.30% 3/26/2034 (a)	17,520	18,162
Boeing Co. (The) 2.75% 2/1/2026	500	497
Boeing Co. (The) 2.196% 2/4/2026	25	25
Boeing Co. (The) 3.25% 2/1/2028	1,078	1,053
Boeing Co. (The) 5.15% 5/1/2030	19,896	20,423
Boeing Co. (The) 3.625% 2/1/2031	4	4
Boeing Co. (The) 6.388% 5/1/2031	768	837
Boeing Co. (The) 6.528% 5/1/2034	13,703	15,159
Boeing Co. (The) 3.50% 3/1/2039	6,404	5,188
Boeing Co. (The) 5.705% 5/1/2040	5,193	5,302
Boeing Co. (The) 5.805% 5/1/2050	1,074	1,074
Boeing Co. (The) 6.858% 5/1/2054	11,641	13,288
Boeing Co. (The) 5.93% 5/1/2060	9,680	9,678
Boeing Co. (The) 7.008% 5/1/2064	2,348	2,720
Bombardier, Inc. 7.125% 6/15/2026 (a)	469	468
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	425	301
Canadian National Railway Co. 4.375% 9/18/2034	5,014	4,906
Canadian Pacific Railway Co. 1.75% 12/2/2026	435	424
Canadian Pacific Railway Co. 4.80% 3/30/2030	7,114	7,288
Canadian Pacific Railway Co. 5.20% 3/30/2035	4,997	5,154
Canadian Pacific Railway Co. 3.00% 12/2/2041	1,139	854
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,550	2,407
Carrier Global Corp. 5.90% 3/15/2034	1,460	1,567
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)	3,870	3,728
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (a)	5,420	5,127
Clean Harbors, Inc. 6.375% 2/1/2031 (a)	5,455	5,591
Clean Harbors, Inc. 5.75% 10/15/2033 (a)	5,650	5,704
CoreLogic, Inc. 4.50% 5/1/2028 (a)	11,437	11,126
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.778% 6/2/2028 (b)(c)	14,545	14,563
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.778% 6/4/2029 (b)(c)	4,090	4,092
Cornerstone Building Brands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.50% 4/12/2028 (b)(c)	140	133
American Funds Multi-Sector Income Fund — Page 18 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
CSX Corp. 4.10% 11/15/2032	USD4,334	$4,260
CSX Corp. 5.20% 11/15/2033	1,166	1,219
CSX Corp. 6.22% 4/30/2040	2,000	2,212
CSX Corp. 4.50% 3/15/2049	25	22
CSX Corp. 2.50% 5/15/2051	4,610	2,741
CSX Corp. 4.90% 3/15/2055	1,375	1,263
Embraer Netherlands Finance BV 5.98% 2/11/2035	4,805	5,101
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	8,700	9,217
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	33,454	36,160
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	6,775	7,247
FTAI Aviation Investors, LLC 5.875% 4/15/2033 (a)	19,360	19,499
Garda World Security Corp. 8.375% 11/15/2032 (a)	4,135	4,296
General Aerospace Co. 4.30% 7/29/2030	1,662	1,673
General Aerospace Co. 4.90% 1/29/2036	17,757	18,012
Gladieux Metals Recycling, LLC, Term Loan, (1-month USD CME Term SOFR + 10.00%) 14.316% PIK 10/20/2025 (b)(c)(g)(i)	6,156	6,156
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	26,895	27,655
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	12,320	12,807
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	7,190	7,511
Hertz Corp. (The) 4.625% 12/1/2026 (a)	17,630	17,363
Honeywell International, Inc. 5.00% 3/1/2035	9,680	9,846
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	3,910	4,624
Icahn Enterprises, LP 6.25% 5/15/2026	3,532	3,531
Icahn Enterprises, LP 5.25% 5/15/2027	39,445	38,803
Icahn Enterprises, LP 9.75% 1/15/2029	16,180	16,350
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	6,260	6,295
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (a)	10,450	10,862
Johnson Controls International PLC 4.90% 12/1/2032	2,703	2,754
LATAM Airlines Group SA 7.875% 4/15/2030 (a)	5,476	5,704
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (a)	3,544	3,661
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	3,116	3,219
Mexico City Airport Trust 4.25% 10/31/2026	5,400	5,385
Mexico City Airport Trust 3.875% 4/30/2028	5,000	4,892
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)	5,170	5,314
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	27,100	26,560
Norfolk Southern Corp. 5.05% 8/1/2030	2,698	2,799
Norfolk Southern Corp. 4.45% 3/1/2033	1,343	1,336
Norfolk Southern Corp. 5.10% 5/1/2035	91	93
Norfolk Southern Corp. 5.35% 8/1/2054	18,770	18,506
Northrop Grumman Corp. 4.70% 3/15/2033	1,936	1,950
Northrop Grumman Corp. 4.90% 6/1/2034	653	663
Northrop Grumman Corp. 5.20% 6/1/2054	475	453
OCP SA 3.75% 6/23/2031	7,355	6,915
Paychex, Inc. 5.60% 4/15/2035	1,151	1,206
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.013% 2/1/2028 (b)(c)	10,227	8,643
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	22,460	23,311
RB Global Holdings, Inc. 6.75% 3/15/2028 (a)	1,001	1,025
RB Global Holdings, Inc. 7.75% 3/15/2031 (a)	961	1,006
Regal Rexnord Corp. 6.30% 2/15/2030	19,360	20,536
Regal Rexnord Corp. 6.40% 4/15/2033	19,360	20,793
Republic Services, Inc. 1.45% 2/15/2031	5,030	4,359
Reworld Holding Corp. 4.875% 12/1/2029 (a)	14,821	13,952
RTX Corp. 6.10% 3/15/2034	5,964	6,533
RTX Corp. 6.40% 3/15/2054	3,020	3,381
American Funds Multi-Sector Income Fund — Page 19 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Sabre GLBL, Inc. 11.125% 7/15/2030 (a)	USD29,955	$29,047
Science Applications International Corp. 5.875% 11/1/2033 (a)	7,535	7,542
Sensata Technologies BV 4.00% 4/15/2029 (a)	13,545	13,015
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)	380	351
Siemens Funding BV 5.20% 5/28/2035 (a)	2,000	2,076
Siemens Funding BV 5.80% 5/28/2055 (a)	5,345	5,744
Siemens Funding BV 5.90% 5/28/2065 (a)	3,773	4,098
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)	770	775
SkyMiles IP, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.75%) 8.075% 10/20/2027 (b)(c)	207	207
Spirit AeroSystems, Inc. 4.60% 6/15/2028	1,233	1,232
Spirit AeroSystems, Inc. 9.75% 11/15/2030 (a)	1,484	1,634
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031	1,800	1,624
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(g)	3,239	3,239
TransDigm, Inc. 6.75% 8/15/2028 (a)	4,565	4,658
TransDigm, Inc. 6.375% 3/1/2029 (a)	10,940	11,199
TransDigm, Inc. 6.625% 3/1/2032 (a)	6,150	6,339
TransDigm, Inc. 6.375% 5/31/2033 (a)	6,180	6,265
TransDigm, Inc. 6.25% 1/31/2034 (a)	9,515	9,792
TransDigm, Inc. 6.75% 1/31/2034 (a)	21,140	21,873
Union Pacific Corp. 2.80% 2/14/2032	8,904	8,156
Union Pacific Corp. 5.10% 2/20/2035	27,281	28,064
Union Pacific Corp. 4.30% 3/1/2049	75	63
Union Pacific Corp. 2.95% 3/10/2052	4,215	2,748
Union Pacific Corp. 3.50% 2/14/2053	2,367	1,712
Union Pacific Corp. 4.95% 5/15/2053	1,450	1,354
Union Pacific Corp. 5.60% 12/1/2054	8,359	8,496
United Rentals (North America), Inc. 5.25% 1/15/2030	5,130	5,160
United Rentals (North America), Inc. 3.75% 1/15/2032	4,450	4,126
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)	5,935	6,179
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034 (a)	479	501
Verisk Analytics, Inc. 5.125% 2/15/2036	22,830	23,055
Waste Management, Inc. 4.625% 2/15/2030	9,680	9,851
Waste Management, Inc. 4.80% 3/15/2032	3,763	3,847
Waste Management, Inc. 4.95% 3/15/2035	7,746	7,866
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)	3,945	4,096
WESCO Distribution, Inc. 7.25% 6/15/2028 (a)	6,760	6,854
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	9,770	10,165
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)	5,515	5,721
		977,349
Materials 4.58%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (a)	2,634	2,790
Alpek, SAB de CV 3.25% 2/25/2031	8,035	7,051
Alpek, SAB de CV 3.25% 2/25/2031 (a)	1,100	965
ArcelorMittal SA 4.25% 7/16/2029	722	721
ARD Finance SA 7.25% PIK 6/30/2027 (a)(i)	8,056	242
Avient Corp. 6.25% 11/1/2031 (a)	2,950	2,998
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)	4,175	4,373
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)	10,650	10,608
Ball Corp. 5.50% 9/15/2033	30,000	30,341
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	3,002	3,070
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7,166	7,466
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	9,328	9,702
Braskem Netherlands Finance BV 4.50% 1/10/2028	20,577	8,900
American Funds Multi-Sector Income Fund — Page 20 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Braskem Netherlands Finance BV 4.50% 1/31/2030	USD17,325	$6,542
Braskem Netherlands Finance BV 4.50% 1/31/2030 (a)	1,170	442
Braskem Netherlands Finance BV 8.50% 1/12/2031 (a)	9,246	3,612
Braskem Netherlands Finance BV 8.50% 1/12/2031	5,258	2,054
Braskem Netherlands Finance BV 7.25% 2/13/2033 (a)	8,203	3,154
Braskem Netherlands Finance BV 7.25% 2/13/2033	8,135	3,128
Braskem Netherlands Finance BV 8.00% 10/15/2034 (a)	13,495	5,051
Braskem Netherlands Finance BV 8.00% 10/15/2034	10,160	3,802
Braskem Netherlands Finance BV 5.875% 1/31/2050	9,550	3,461
Braskem Netherlands Finance BV 5.875% 1/31/2050 (a)	400	145
CAN-PACK SA 3.875% 11/15/2029 (a)	3,175	2,982
Capstone Copper Corp. 6.75% 3/31/2033 (a)	3,675	3,789
Celanese US Holdings, LLC 6.85% 11/15/2028	9,804	10,182
Celanese US Holdings, LLC 6.50% 4/15/2030	18,000	18,133
Celanese US Holdings, LLC 6.879% 7/15/2032	31,927	32,646
Celanese US Holdings, LLC 7.20% 11/15/2033	28,191	29,326
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (a)	8,785	9,189
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	630	630
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)	405	391
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	12,403	12,650
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (a)	6,735	6,851
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (a)	387	363
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	19,680	20,298
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	11,021	11,145
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	24,911	25,451
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	18,775	19,358
Consolidated Energy Finance SA 6.50% 5/15/2026 (a)	1,565	1,524
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	36,230	33,196
CSN Resources SA 8.875% 12/5/2030 (a)	4,500	4,544
CSN Resources SA 8.875% 12/5/2030	1,693	1,710
CVR Partners, LP 6.125% 6/15/2028 (a)	6,135	6,130
Dow Chemical Co. (The) 4.80% 1/15/2031	11,655	11,611
Dow Chemical Co. (The) 5.15% 2/15/2034	30	30
Dow Chemical Co. (The) 5.35% 3/15/2035	18,157	18,063
Dow Chemical Co. (The) 5.65% 3/15/2036	51,596	51,876
Dow Chemical Co. (The) 5.55% 11/30/2048	2,547	2,324
Dow Chemical Co. (The) 6.90% 5/15/2053	1,149	1,229
Dow Chemical Co. (The) 5.60% 2/15/2054	12,698	11,506
Element Solutions, Inc. 3.875% 9/1/2028 (a)	11,360	11,019
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (a)	27,740	29,434
First Quantum Minerals, Ltd. 7.25% 2/15/2034 (a)	1,000	1,035
Freeport-McMoRan, Inc. 4.25% 3/1/2030	153	151
Freeport-McMoRan, Inc. 5.45% 3/15/2043	183	176
Fresnillo PLC 4.25% 10/2/2050 (a)	1,100	873
FXI Holdings, Inc. 12.25% 11/15/2026 (a)	23,993	21,171
FXI Holdings, Inc. 12.25% 11/15/2026 (a)	6,825	5,999
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	4,055	4,121
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	7,810	8,006
LSB Industries, Inc. 6.25% 10/15/2028 (a)	11,055	10,915
LYB International Finance III, LLC 5.50% 3/1/2034	7,752	7,802
LYB International Finance III, LLC 6.15% 5/15/2035	14,875	15,510
Magnera Corp. 7.25% 11/15/2031 (a)	38,715	36,459
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2027 (a)	15,730	15,904
Mercer International, Inc. 12.875% 10/1/2028 (a)	11,580	10,553
American Funds Multi-Sector Income Fund — Page 21 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Mercer International, Inc. 5.125% 2/1/2029	USD15,645	$11,546
Methanex Corp. 5.125% 10/15/2027	7,583	7,598
Methanex Corp. 5.25% 12/15/2029	2,795	2,793
Minera Mexico, SA de CV, 5.625% 2/12/2032 (a)	12,270	12,675
Mineral Resources, Ltd. 8.125% 5/1/2027 (a)	4,335	4,338
Mineral Resources, Ltd. 8.00% 11/1/2027 (a)	1,645	1,678
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	7,816	8,199
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)	4,126	4,295
NOVA Chemicals Corp. 5.25% 6/1/2027 (a)	5,205	5,224
NOVA Chemicals Corp. 4.25% 5/15/2029 (a)	3,320	3,216
PT Freeport Indonesia 4.763% 4/14/2027	1,650	1,662
PT Freeport Indonesia 4.763% 4/14/2027 (a)	450	453
PT Freeport Indonesia 6.20% 4/14/2052	3,800	3,890
PT Krakatau Posco 6.375% 6/11/2027	3,500	3,567
PT Krakatau Posco 6.375% 6/11/2029	21,145	21,770
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)	6,309	6,540
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	9,680	10,072
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (a)(d)(i)	7,707	7,751
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (d)(i)	2,568	2,583
Sasol Financing USA, LLC 8.75% 5/3/2029 (a)	21,295	22,108
Sasol Financing USA, LLC 8.75% 5/3/2029 (h)	8,710	9,042
Sasol Financing USA, LLC 5.50% 3/18/2031	9,970	8,785
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)	11,407	11,156
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (a)	13,070	12,825
Sealed Air Corp. 4.00% 12/1/2027 (a)	10,999	10,804
Sealed Air Corp. 6.125% 2/1/2028 (a)	11,315	11,480
Sherwin-Williams Co. 4.50% 8/15/2030	3,030	3,051
Sherwin-Williams Co. 5.15% 8/15/2035	7,154	7,283
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (a)	5,190	5,210
Stillwater Mining Co. 4.00% 11/16/2026 (h)	10,125	10,031
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	1,495	1,596
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)	3,660	3,965
Tronox, Inc. 9.125% 9/30/2030 (a)	595	583
Vale Overseas, Ltd. 6.40% 6/28/2054	14,710	15,135
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.261% Cash 1/16/2026 (b)(c)(g)(i)	1,184	294
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK 7/16/2026 (b)(c)(g)(i)	1,190	295
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.322% Cash 10/12/2028 (b)(c)(g)(i)	1,897	470
Veritiv Operating Co. 10.50% 11/30/2030 (a)	5,230	5,620
		906,456
Consumer staples 3.79%
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	5,460	5,182
Altria Group, Inc. 5.25% 8/6/2035	9,987	10,101
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	3,220	3,324
B&G Foods, Inc. 5.25% 9/15/2027	9,470	9,173
B&G Foods, Inc. 8.00% 9/15/2028 (a)	33,135	32,146
BAT Capital Corp. 5.834% 2/20/2031	1,084	1,147
BAT Capital Corp. 2.726% 3/25/2031	2,660	2,431
BAT Capital Corp. 5.35% 8/15/2032	1,525	1,577
BAT Capital Corp. 4.625% 3/22/2033	6,390	6,326
BAT Capital Corp. 6.421% 8/2/2033	5,398	5,928
BAT Capital Corp. 6.00% 2/20/2034	10,840	11,585
BAT Capital Corp. 5.625% 8/15/2035	37,207	38,683
American Funds Multi-Sector Income Fund — Page 22 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
BAT Capital Corp. 5.65% 3/16/2052	USD2,300	$2,202
BAT Capital Corp. 7.081% 8/2/2053	30,438	34,911
BAT Capital Corp. 6.25% 8/15/2055	1,164	1,218
Campbell’s Co. (The) 4.75% 3/23/2035	10,286	9,980
Campbell’s Co. (The) 5.25% 10/13/2054	1,600	1,483
Central Garden & Pet Co. 4.125% 10/15/2030	3,485	3,315
Central Garden & Pet Co. 4.125% 4/30/2031 (a)	17,690	16,528
Coca-Cola Co. 5.20% 1/14/2055	12,322	12,080
Constellation Brands, Inc. 2.875% 5/1/2030	1,040	973
Constellation Brands, Inc. 2.25% 8/1/2031	20,085	17,713
Constellation Brands, Inc. 4.75% 5/9/2032	2,744	2,760
Constellation Brands, Inc. 4.90% 5/1/2033	1,602	1,618
Coty, Inc. 6.625% 7/15/2030 (a)	7,855	8,037
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)	16,425	16,600
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)	6,320	6,678
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (a)	6,595	7,136
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 6.913% 2/12/2031 (b)(c)	2,942	2,939
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028	1,450	1,547
Imperial Brands Finance PLC 5.875% 7/1/2034 (a)	19,816	20,760
Imperial Brands Finance PLC 5.625% 7/1/2035 (a)	1,050	1,072
Imperial Brands Finance PLC 6.375% 7/1/2055 (a)	5,026	5,224
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	5,934	5,134
Ingles Markets, Inc. 4.00% 6/15/2031 (a)	10,980	10,330
InRetail Consumer 3.25% 3/22/2028 (a)	1,100	1,071
Kroger Co. 5.00% 9/15/2034	3,448	3,479
Kroger Co. 5.50% 9/15/2054	7,749	7,559
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032 (a)	5,145	2,831
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)	13,595	13,070
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)	735	695
MARB BondCo PLC 3.95% 1/29/2031	15,840	14,523
MARB BondCo PLC 3.95% 1/29/2031 (a)	1,700	1,559
Mars, Inc. 4.80% 3/1/2030 (a)	3,925	4,000
Mars, Inc. 5.00% 3/1/2032 (a)	3,000	3,071
Mars, Inc. 4.75% 4/20/2033 (a)	100	101
Mars, Inc. 5.20% 3/1/2035 (a)	68,754	70,312
Mars, Inc. 5.65% 5/1/2045 (a)	8,864	8,998
Mars, Inc. 5.70% 5/1/2055 (a)	31,151	31,577
Mars, Inc. 5.80% 5/1/2065 (a)	3,173	3,239
Minerva Luxembourg SA 8.875% 9/13/2033 (a)	12,480	13,713
Minerva Luxembourg SA 8.875% 9/13/2033	4,715	5,181
Mondelez International, Inc. 4.75% 8/28/2034	461	461
Mondelez International, Inc. 5.125% 5/6/2035	2,000	2,040
Natura & Co. Luxembourg Holdings SARL 4.125% 5/3/2028 (a)	2,250	2,161
Opal Bidco SAS 6.50% 3/31/2032 (a)	8,015	8,220
Performance Food Group, Inc. 5.50% 10/15/2027 (a)	3,975	3,970
Performance Food Group, Inc. 4.25% 8/1/2029 (a)	7,902	7,684
Performance Food Group, Inc. 6.125% 9/15/2032 (a)	5,970	6,123
Philip Morris International, Inc. 5.125% 2/13/2031	728	754
Philip Morris International, Inc. 4.75% 11/1/2031	9,436	9,603
Philip Morris International, Inc. 5.75% 11/17/2032	3,636	3,876
Philip Morris International, Inc. 5.375% 2/15/2033	30,210	31,558
Philip Morris International, Inc. 5.625% 9/7/2033	6,050	6,420
Philip Morris International, Inc. 5.25% 2/13/2034	14,619	15,101
Philip Morris International, Inc. 4.90% 11/1/2034	36,859	37,174
American Funds Multi-Sector Income Fund — Page 23 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International, Inc. 4.875% 4/30/2035	USD638	$639
Post Holdings, Inc. 5.50% 12/15/2029 (a)	3,245	3,236
Post Holdings, Inc. 4.625% 4/15/2030 (a)	12,401	11,969
Post Holdings, Inc. 6.25% 2/15/2032 (a)	7,883	8,114
Post Holdings, Inc. 6.375% 3/1/2033 (a)	29,035	29,378
Prestige Brands, Inc. 5.125% 1/15/2028 (a)	5,175	5,137
Prestige Brands, Inc. 3.75% 4/1/2031 (a)	5,795	5,342
TreeHouse Foods, Inc. 4.00% 9/1/2028	21,940	21,383
United Natural Foods, Inc. 6.75% 10/15/2028 (a)	4,989	5,004
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.913% 5/1/2031 (b)(c)	4,939	4,973
US Foods, Inc. 4.625% 6/1/2030 (a)	7,920	7,749
Walmart, Inc. 4.90% 4/28/2035	8,350	8,595
		749,484
Utilities 3.66%
Aegea Finance SARL 9.00% 1/20/2031 (a)	17,235	18,285
AEP Transmission Co., LLC 5.375% 6/15/2035	150	155
AES Panama Generation Holdings, SRL 4.375% 5/31/2030	1,684	1,593
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (a)	2,815	2,255
Alliant Energy Finance, LLC 3.60% 3/1/2032 (a)	2,055	1,902
Baltimore Gas and Electric Co. 5.30% 6/1/2034	3,555	3,700
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	1,585	1,603
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030 (a)	205	203
Comision Federal de Electricidad 6.45% 1/24/2035 (a)	8,580	8,756
Consumers Energy Co. 4.625% 5/15/2033	2,675	2,679
Consumers Energy Co. 5.05% 5/15/2035	11,100	11,299
Duke Energy Carolinas, LLC 5.35% 1/15/2053	4,820	4,734
Duke Energy Progress, LLC 2.00% 8/15/2031	2,830	2,490
Duke Energy Progress, LLC 2.50% 8/15/2050	1,099	662
Edison International 4.125% 3/15/2028	8,499	8,346
Edison International 5.25% 11/15/2028	5,884	5,933
Edison International 5.45% 6/15/2029	4,432	4,468
Edison International 6.95% 11/15/2029	9,067	9,628
Edison International 6.25% 3/15/2030	4,295	4,468
Edison International 5.25% 3/15/2032	28,399	28,150
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027) (d)	3,870	3,676
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (d)	12,320	12,571
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(d)	11,330	13,145
Empresas Publicas de Medellin ESP 4.25% 7/18/2029 (a)	300	285
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	200	190
Enfragen Energia Sur SA 5.375% 12/30/2030	6,100	5,684
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026 (a)	3,670	3,642
FirstEnergy Corp. 2.65% 3/1/2030	16,545	15,360
FirstEnergy Corp. 2.25% 9/1/2030	1,469	1,321
Florida Power & Light Co. 5.10% 4/1/2033	3,156	3,268
Florida Power & Light Co. 5.30% 6/15/2034	21,655	22,604
Florida Power & Light Co. 5.60% 6/15/2054	975	998
Florida Power & Light Co. 5.70% 3/15/2055	7,367	7,646
Greenko Dutch BV 3.85% 3/29/2026 (a)	3,709	3,678
Instituto Costarricense de Electricidad 6.75% 10/7/2031	4,900	5,134
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (a)	6,010	6,294
American Funds Multi-Sector Income Fund — Page 24 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Jersey Central Power & Light Co. 2.75% 3/1/2032 (a)	USD4,067	$3,639
Jersey Central Power & Light Co. 5.10% 1/15/2035	1,425	1,445
Light Energia SA 4.375% 6/18/2026	3,438	3,214
Light Servicos de Eletricidade SA 4.21% 12/19/2032	1,526	870
Light Servicos de Eletricidade SA 2.26% PIK 12/19/2037 (i)	655	170
Long Ridge Energy, LLC 8.75% 2/15/2032 (a)	23,410	24,080
MI Windows and Doors, LLC, Term Loan B3, (3-month USD CME Term SOFR + 2.75%) 6.913% 3/28/2031 (b)(c)	4,772	4,794
Minejesa Capital BV 4.625% 8/10/2030	2,877	2,858
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag 7.50% 6/9/2028	2,185	2,325
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	1,725	1,744
Northern States Power Co. 5.05% 5/15/2035	600	612
Northern States Power Co. 5.40% 3/15/2054	1,000	993
Northern States Power Co. 5.65% 5/15/2055	170	175
Pacific Gas and Electric Co. 2.10% 8/1/2027	17,158	16,497
Pacific Gas and Electric Co. 4.55% 7/1/2030	16,876	16,766
Pacific Gas and Electric Co. 2.50% 2/1/2031	17,031	15,180
Pacific Gas and Electric Co. 3.25% 6/1/2031	3,382	3,112
Pacific Gas and Electric Co. 4.40% 3/1/2032	5,384	5,255
Pacific Gas and Electric Co. 6.40% 6/15/2033	18,361	19,746
Pacific Gas and Electric Co. 6.95% 3/15/2034	463	514
Pacific Gas and Electric Co. 5.70% 3/1/2035	912	935
Pacific Gas and Electric Co. 6.00% 8/15/2035	1,435	1,503
Pacific Gas and Electric Co. 3.30% 8/1/2040	515	391
Pacific Gas and Electric Co. 4.95% 7/1/2050	39,091	33,581
Pacific Gas and Electric Co. 3.50% 8/1/2050	28,736	19,634
Pacific Gas and Electric Co. 5.90% 10/1/2054	9,661	9,428
PacifiCorp 5.45% 2/15/2034	5,778	5,922
PacifiCorp 3.30% 3/15/2051	5,220	3,445
PacifiCorp 2.90% 6/15/2052	4,232	2,585
PacifiCorp 5.35% 12/1/2053	18,730	17,294
PacifiCorp 5.50% 5/15/2054	22,826	21,576
PacifiCorp 5.80% 1/15/2055	12,704	12,463
PECO Energy Co. 4.875% 9/15/2035	1,050	1,056
PECO Energy Co. 5.65% 9/15/2055	363	371
PG&E Corp. 5.00% 7/1/2028	1,560	1,547
PG&E Corp. 5.25% 7/1/2030	21,600	21,314
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (d)	43,440	44,705
Public Service Electric and Gas Co. 1.90% 8/15/2031	5,783	5,076
Public Service Electric and Gas Co. 4.90% 8/15/2035	2,096	2,113
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	2,675	2,758
Saavi Energia SARL 8.875% 2/10/2035 (a)	4,875	5,253
SAEL, Ltd. 7.80% 7/31/2031 (a)	961	985
SAEL, Ltd. 7.80% 7/31/2031	565	580
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (d)	555	565
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (d)	2,967	3,051
Southern California Edison Co. 3.65% 3/1/2028	209	205
Southern California Edison Co. 5.65% 10/1/2028	6,430	6,636
Southern California Edison Co. 2.85% 8/1/2029	10,928	10,241
Southern California Edison Co. 2.25% 6/1/2030	2,570	2,305
Southern California Edison Co. 2.50% 6/1/2031	10,440	9,266
Southern California Edison Co. 5.45% 6/1/2031	2,166	2,232
American Funds Multi-Sector Income Fund — Page 25 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 5.20% 6/1/2034	USD21,945	$21,830
Southern California Edison Co. 3.60% 2/1/2045	3,125	2,288
Southern California Edison Co. 4.00% 4/1/2047	5,680	4,304
Southern California Edison Co. 3.65% 2/1/2050	2,614	1,830
Southern California Edison Co. 2.95% 2/1/2051	3,397	2,081
Southern California Edison Co. 3.65% 6/1/2051	150	104
Southern California Edison Co. 3.45% 2/1/2052	306	204
Southern California Edison Co. 5.90% 3/1/2055	5,916	5,750
Southern California Edison Co. 6.20% 9/15/2055	6,828	6,892
Talen Energy Supply, LLC 8.625% 6/1/2030 (a)	16,134	17,137
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.733% 5/17/2030 (b)(c)	4,355	4,367
Tampa Electric Co. 5.15% 3/1/2035	10,050	10,195
Union Electric Co. 5.25% 4/15/2035	4,300	4,436
Union Electric Co. 2.625% 3/15/2051	1,820	1,130
Union Electric Co. 5.125% 3/15/2055	400	379
Wisconsin Electric Power Co. 4.60% 10/1/2034	325	324
Wisconsin Electric Power Co. 5.05% 10/1/2054	150	141
Wisconsin Power and Light Co. 1.95% 9/16/2031	1,275	1,104
Xcel Energy, Inc. 3.35% 12/1/2026	1,130	1,119
Xcel Energy, Inc. 2.35% 11/15/2031	1,605	1,414
Xcel Energy, Inc. 5.50% 3/15/2034	3,157	3,260
Xcel Energy, Inc. 5.60% 4/15/2035	20,026	20,776
YPF Energia Electrica SA 7.875% 10/16/2032 (a)	12,333	11,919
		722,794
Real estate 3.49%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (a)	3,515	3,391
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)	9,635	9,002
Boston Properties, LP 2.45% 10/1/2033	14,376	11,768
Boston Properties, LP 6.50% 1/15/2034	13,573	14,646
Boston Properties, LP 5.75% 1/15/2035	39,233	40,127
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (a)	6,816	6,803
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (a)	3,240	3,013
Equinix, Inc. 3.40% 2/15/2052	819	575
ERP Operating, LP 4.65% 9/15/2034	1,485	1,469
FibraSOMA 4.375% 7/22/2031 (a)	3,933	3,405
Fideicomiso Fibra Uno 7.70% 1/23/2032 (a)	3,549	3,838
Forestar Group, Inc. 6.50% 3/15/2033 (a)	7,560	7,740
Highwoods Realty, LP 7.65% 2/1/2034	15,730	17,865
Howard Hughes Corp. (The) 5.375% 8/1/2028 (a)	7,826	7,801
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	14,865	14,272
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	9,205	8,638
Hudson Pacific Properties, LP 4.65% 4/1/2029	9,155	8,528
Hudson Pacific Properties, LP 3.25% 1/15/2030	28,515	24,515
Iron Mountain, Inc. 5.25% 3/15/2028 (a)	2,115	2,113
Iron Mountain, Inc. 5.00% 7/15/2028 (a)	2,154	2,143
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	13,760	13,617
Iron Mountain, Inc. 4.50% 2/15/2031 (a)	2,310	2,207
Iron Mountain, Inc. 6.25% 1/15/2033 (a)	22,940	23,416
Kennedy-Wilson, Inc. 4.75% 3/1/2029	13,502	12,912
Kennedy-Wilson, Inc. 4.75% 2/1/2030	34,849	32,571
Kennedy-Wilson, Inc. 5.00% 3/1/2031	30,470	28,367
Kilroy Realty, LP 5.875% 10/15/2035	15,417	15,636
Kilroy Realty, LP 6.25% 1/15/2036	10,146	10,503
American Funds Multi-Sector Income Fund — Page 26 of 56

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (a)	USD1,471	$1,445
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	7,465	7,618
MPT Operating Partnership, LP 5.00% 10/15/2027	59,370	57,572
MPT Operating Partnership, LP 4.625% 8/1/2029	700	585
MPT Operating Partnership, LP 3.50% 3/15/2031	23,004	16,939
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	64,479	68,562
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (a)	8,710	8,701
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	10,800	10,539
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)	8,865	9,005
Prologis, LP 4.75% 6/15/2033	3,745	3,780
Prologis, LP 5.125% 1/15/2034	3,379	3,472
Prologis, LP 5.00% 3/15/2034	11,745	11,941
Prologis, LP 5.00% 1/31/2035	1,197	1,214
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)	780	773
Service Properties Trust 4.75% 10/1/2026	14,376	14,412
Service Properties Trust 4.95% 2/15/2027	8,984	8,957
Service Properties Trust 0% 9/30/2027 (a)	13,245	11,692
Service Properties Trust 5.50% 12/15/2027	3,925	3,856
Service Properties Trust 3.95% 1/15/2028	27,352	25,620
Service Properties Trust 8.375% 6/15/2029	7,580	7,703
Service Properties Trust 4.95% 10/1/2029	34,354	30,307
Service Properties Trust 4.375% 2/15/2030	30,146	25,650
Service Properties Trust 8.625% 11/15/2031 (a)	11,710	12,477
Simon Property Group, LP 4.375% 10/1/2030	3,557	3,567
Simon Property Group, LP 5.125% 10/1/2035	3,353	3,394
VICI Properties, LP 4.125% 8/15/2030 (a)	702	679
VICI Properties, LP 5.625% 4/1/2035	8,093	8,292
		689,633
Total corporate bonds, notes & loans		13,179,490
Mortgage-backed obligations 14.44% Commercial mortgage-backed securities 8.72%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.291% 11/15/2055 (c)(j)	12,268	11,923
ALA Trust, Series 2025-OANA, Class C, (1-month USD CME Term SOFR + 2.092%) 6.243% 6/15/2040 (a)(c)(j)	19,993	20,194
AMSR Trust, Series 2025-SFR1, Class E1, 3.655% 6/17/2042 (a)(j)	1,539	1,415
AMSR Trust, Series 2025-SFR1, Class E2, 3.655% 6/17/2042 (a)(j)	1,449	1,322
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.597% 5/15/2053 (c)(j)	500	473
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class C, 6.377% 11/10/2029 (a)(c)(j)	6,821	6,915
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.679% 11/10/2029 (a)(c)(j)	24,047	24,518
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.819% 7/15/2049 (c)(j)	3,445	3,345
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050 (j)	10	10
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.746% 11/15/2032 (c)(j)	8,068	8,197
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.746% 11/15/2032 (c)(j)	7,260	7,140
Bank Commercial Mortgage Trust, Series 2019-BN23, Class C, 3.503% 12/15/2052 (c)(j)	6,761	6,005
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054 (j)	10	10
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.151% 8/15/2055 (c)(j)	5,080	4,839
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056 (c)(j)	5,438	5,668
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.28% 2/15/2056 (c)(j)	3,005	3,066
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.409% 4/15/2056 (c)(j)	10,537	10,883
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.379% 7/15/2056 (c)(j)	9,389	9,954
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.774% 8/15/2056 (c)(j)	6,581	6,918
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056 (c)(j)	3,955	4,237
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class C, 7.605% 12/15/2056 (c)(j)	3,255	3,456
American Funds Multi-Sector Income Fund — Page 27 of 56

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.605% 12/15/2056 (c)(j)	USD559	$599
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057 (c)(j)	9,932	10,363
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.533% 11/15/2057 (c)(j)	5,726	5,966
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057 (c)(j)	5,572	5,811
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (c)(j)	4,364	4,489
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class B, 6.474% 4/15/2058 (c)(j)	9,781	10,254
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class C, 3.973% 9/15/2060 (c)(j)	2,442	2,190
Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061 (j)	3,870	3,363
Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.21% 5/15/2062 (c)(j)	1,935	1,627
Bank Commercial Mortgage Trust, Series 2019-BN20, Class B, 3.395% 9/15/2062 (c)(j)	3,740	3,256
Bank Commercial Mortgage Trust, Series 2020-BN25, Class C, 3.349% 1/15/2063 (c)(j)	6,057	5,327
Bank Commercial Mortgage Trust, Series 2020-BN26, Class C, 3.414% 3/15/2063 (c)(j)	8,970	7,678
Bank5, Series 2025-5YR17, Class B, 5.992% 11/15/2058 (c)(j)	3,378	3,489
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.069% 3/15/2037 (a)(c)(j)	3,286	3,119
Barclays Commercial Mortgage Securities, LLC, Series 2022-C15, Class C, 3.931% 4/15/2055 (c)(j)	8,527	7,269
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 9/15/2055 (c)(j)	10,648	10,267
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.168% 12/15/2055 (c)(j)	11,933	12,186
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class AS, 6.07% 4/15/2056 (c)(j)	14,288	14,976
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class B, 6.167% 7/15/2056 (c)(j)	7,743	8,057
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.611% 7/15/2056 (c)(j)	6,861	7,065
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057 (j)	759	762
Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057 (c)(j)	1,567	1,587
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C27, Class B, 6.70% 7/15/2057 (c)(j)	6,326	6,637
Barclays Commercial Mortgage Securities, LLC, Series 2024-C28, Class B, 5.894% 9/15/2057 (c)(j)	5,555	5,709
Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class B, 6.031% 11/15/2057 (c)(j)	2,738	2,839
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class B, 6.435% 3/15/2058 (c)(j)	5,357	5,613
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (c)(j)	2,956	3,113
Barclays Commercial Mortgage Securities, LLC, Series 2025-C32, Class C, 6.125% 2/15/2062 (j)	13,689	13,899
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (j)	25	25
Benchmark Mortgage Trust, Series 2018-B2, Class B, 4.293% 2/15/2051 (c)(j)	2,905	2,588
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051 (j)	10	10
Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 4/10/2051 (c)(j)	1,445	1,350
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051 (c)(j)	10	10
Benchmark Mortgage Trust, Series 2019-B11, Class B, 3.955% 5/15/2052 (c)(j)	4,840	4,240
Benchmark Mortgage Trust, Series 2021-B23, Class C, 2.563% 2/15/2054 (c)(j)	1,500	1,089
Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 4/15/2054 (j)	5,325	4,143
Benchmark Mortgage Trust, Series 2021-B28, Class B, 2.244% 8/15/2054 (c)(j)	7,260	6,027
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055 (c)(j)	1,753	1,637
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.594% 5/15/2055 (c)(j)	11,871	10,000
Benchmark Mortgage Trust, Series 2022-B35, Class B, 4.594% 5/15/2055 (c)(j)	1,935	1,704
Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.769% 5/15/2055 (c)(j)	13,297	13,785
Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 7/15/2055 (c)(j)	7,260	7,094
Benchmark Mortgage Trust, Series 2023-B38, Class AM, 6.121% 4/15/2056 (c)(j)	21,893	22,986
Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.533% 5/15/2056 (j)	12,472	13,159
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056 (j)	6,283	6,518
Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.581% 12/15/2056 (c)(j)	6,914	7,319
Benchmark Mortgage Trust, Series 2023-B40, Class C, 7.406% 12/15/2056 (c)(j)	2,805	2,929
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (j)	4,555	4,765
Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.973% 1/10/2057 (c)(j)	1,155	1,191
Benchmark Mortgage Trust, Series 2024-V8, Class B, 6.947% 7/15/2057 (c)(j)	5,965	6,337
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057 (j)	20	19
Benchmark Mortgage Trust, Series 2025-V16, Class B, 6.339% 8/15/2057 (c)(j)	8,693	9,015
Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057 (j)	4,404	4,585
American Funds Multi-Sector Income Fund — Page 28 of 56

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.977% 9/15/2057 (c)(j)	USD5,805	$5,947
Benchmark Mortgage Trust, Series 2024-V11, Class B, 6.373% 11/15/2057 (c)(j)	4,710	4,896
Benchmark Mortgage Trust, Series 2024-V12, Class B, 6.282% 12/15/2057 (c)(j)	2,000	2,073
Benchmark Mortgage Trust, Series 2025-V15, Class C, 6.268% 6/15/2058 (c)(j)	3,400	3,465
Benchmark Mortgage Trust, Series 2025-V15, Class B, 6.425% 6/15/2058 (c)(j)	5,562	5,813
BFLD Trust, Series 2025-5MW, Class A, 4.674% 10/10/2042 (a)(c)(j)	18,297	18,270
BFLD Trust, Series 2025-5MW, Class D, 6.371% 10/10/2042 (a)(c)(j)	1,779	1,794
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.741% 3/15/2041 (a)(c)(j)	6,193	6,198
BMO Mortgage Trust, Series 2023-C4, Class B, 5.395% 2/15/2056 (c)(j)	2,981	3,024
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056 (c)(j)	10,176	10,641
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.355% 8/15/2056 (c)(j)	4,297	4,443
BMO Mortgage Trust, Series 2023-5C2, Class C, 7.244% 11/15/2056 (c)(j)	2,887	2,952
BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057 (a)(j)	666	597
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057 (c)(j)	3,598	3,753
BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057 (c)(j)	2,295	2,356
BMO Mortgage Trust, Series 2024-5C5, Class B, 6.98% 2/15/2057 (c)(j)	5,018	5,253
BMO Mortgage Trust, Series 2024-5C4, Class C, 7.252% 5/15/2057 (c)(j)	3,783	3,917
BMO Mortgage Trust, Series 2024-C9, Class B, 6.561% 7/15/2057 (c)(j)	5,965	6,331
BMO Mortgage Trust, Series 2024-C10, Class AS, 5.729% 11/15/2057 (c)(j)	3,830	3,970
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057 (c)(j)	6,532	6,721
BMO Mortgage Trust, Series 2024-5C7, Class B, 6.198% 11/15/2057 (c)(j)	2,420	2,503
BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.539% 6/15/2041 (a)(c)(j)	10,032	10,059
Boca Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.839%) 6.99% 8/15/2041 (a)(c)(j)	6,345	6,395
BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.141%) 7.291% 6/15/2027 (a)(c)(j)	14,885	15,068
BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 6.091% 5/15/2034 (a)(c)(j)	7,730	7,752
BX Trust, Series 2024-KING, Class D, (1-month USD CME Term SOFR + 2.49%) 6.64% 5/15/2034 (a)(c)(j)	2,857	2,870
BX Trust, Series 2021-SDMF, Class C, (1-month USD CME Term SOFR + 1.002%) 5.153% 9/15/2034 (a)(c)(j)	1,888	1,881
BX Trust, Series 2021-SDMF, Class D, (1-month USD CME Term SOFR + 1.501%) 5.652% 9/15/2034 (a)(c)(j)	1,796	1,789
BX Trust, Series 2021-SDMF, Class E, (1-month USD CME Term SOFR + 1.701%) 5.852% 9/15/2034 (a)(c)(j)	1,345	1,340
BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 5.915% 9/15/2036 (a)(c)(j)	16,954	16,910
BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 6.265% 9/15/2036 (a)(c)(j)	9,465	9,453
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.562% 10/15/2036 (a)(c)(j)	10,404	10,401
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 6.989% 4/15/2037 (a)(c)(j)	551	552
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 6.115% 11/15/2038 (a)(c)(j)	2,326	2,325
BX Trust, Series 2021-ACNT, Class E, (1-month USD CME Term SOFR + 2.311%) 6.462% 11/15/2038 (a)(c)(j)	1,135	1,134
BX Trust, Series 2022-AHP, Class B, (1-month USD CME Term SOFR + 1.84%) 5.99% 1/17/2039 (a)(c)(j)	3,000	2,998
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 6.24% 1/17/2039 (a)(c)(j)	3,870	3,868
BX Trust, Series 2022-LP2, Class D, (1-month USD CME Term SOFR + 1.961%) 6.111% 2/15/2039 (a)(c)(j)	2,100	2,100
BX Trust, Series 2024-AIRC, Class D, (1-month USD CME Term SOFR + 3.089%) 7.240% 8/15/2039 (a)(c)(j)	9,966	10,016
BX Trust, Series 2024-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 7.04% 6/15/2041 (a)(c)(j)	13,458	13,506
BX Trust, Series 2024-AIR2, Class D, (1-month USD CME Term SOFR + 2.79%) 6.941% 10/15/2041 (a)(c)(j)	5,111	5,135
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.693% 11/15/2041 (a)(c)(j)	10,519	10,553
BX Trust, Series 2024-GPA2, Class D, (1-month USD CME Term SOFR + 2.591%) 6.741% 11/15/2041 (a)(c)(j)	1,820	1,825
BX Trust, Series 2024-FNX, Class D, (1-month USD CME Term SOFR + 2.94%) 7.09% 11/15/2041 (a)(c)(j)	22,622	22,715
BX Trust, Series 2024-GPA2, Class E, (1-month USD CME Term SOFR + 3.54%) 7.69% 11/15/2041 (a)(c)(j)	7,591	7,612
BX Trust, Series 2025-BIO3, Class D, 7.193% 2/10/2042 (a)(c)(j)	24,155	24,077
BX Trust, Series 2025-BIO3, Class C, 7.193% 2/10/2042 (a)(c)(j)	1,787	1,829
BX Trust, Series 2025-VLT6, Class C, (1-month USD CME Term SOFR + 2.1922%) 6.342% 3/15/2042 (a)(c)(j)	12,538	12,549
BX Trust, Series 2025-VLT6, Class D, (1-month USD CME Term SOFR + 2.5916%) 6.742% 3/15/2042 (a)(c)(j)	18,408	18,431
BX Trust, Series 2025-GW, Class B, (1-month USD CME Term SOFR + 1.85%) 6.00% 7/15/2042 (a)(c)(j)	12,420	12,478
BX Trust, Series 2025-GW, Class C, (1-month USD CME Term SOFR + 2.10%) 6.25% 7/15/2042 (a)(c)(j)	10,250	10,301
BX Trust, Series 2020-VIV2, Class C, 3.66% 3/9/2044 (a)(c)(j)	4,985	4,635
American Funds Multi-Sector Income Fund — Page 29 of 56

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2020-VIV3, Class B, 3.662% 3/9/2044 (a)(c)(j)	USD4,788	$4,504
BX Trust, Series 2025-VLT7, Class A, (1-month USD CME Term SOFR + 1.70%) 5.85% 7/15/2044 (a)(c)(j)	14,550	14,611
BX Trust, Series 2025-VLT7, Class B, (1-month USD CME Term SOFR + 2.00%) 6.15% 7/15/2044 (a)(c)(j)	14,898	14,983
BX Trust, Series 2025-VLT7, Class C, (1-month USD CME Term SOFR + 2.35%) 6.50% 7/15/2044 (a)(c)(j)	13,324	13,404
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 6.242% 3/15/2035 (a)(c)(j)	13,300	13,330
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 7.338% 3/15/2035 (a)(c)(j)	2,485	2,496
CALI Mortgage Trust, Series 24-SUN, Class C, (1-month USD CME Term SOFR + 2.79%) 6.940% 7/15/2041 (a)(c)(j)	1,794	1,804
CALI Mortgage Trust, Series 24-SUN, Class D, (1-month USD CME Term SOFR + 3.63%) 7.777% 7/15/2041 (a)(c)(j)	2,400	2,419
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 7.403% 8/15/2041 (a)(c)(j)	7,444	7,456
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (j)	10	10
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class D, 6.36% 7/10/2028 (a)(c)(j)	12,593	12,739
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 10/12/2040 (a)(c)(j)	27,313	27,275
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040 (a)(c)(j)	2,450	2,482
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345% 10/10/2047 (c)(j)	1,441	1,375
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 3.976% 4/10/2048 (c)(j)	2,575	2,346
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053 (c)(j)	1,775	1,567
Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class C, 4.875% 5/15/2054 (c)(j)	2,905	2,686
Commercial Mortgage Trust, Series 2020-CX, Class D, 2.684% 11/10/2046 (a)(c)(j)	5,805	4,783
Commercial Mortgage Trust, Series 2014-CR16, Class C, 4.885% 4/10/2047 (c)(j)	460	438
Commercial Mortgage Trust, Series 2014-UBS4, Class AM, 3.968% 8/10/2047 (j)	105	101
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.409% 12/10/2047 (c)(j)	249	246
Commercial Mortgage Trust, Series 2015-CR26, Class B, 4.647% 10/10/2048 (c)(j)	7,775	7,663
Commercial Mortgage Trust, Series 2015-CCRE-26, Class C, 4.647% 10/10/2048 (c)(j)	860	814
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049 (j)	25	25
Commercial Mortgage Trust, Series 2019-GC44, Class C, 3.644% 8/15/2057 (c)(j)	1,000	824
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class C, 5.919% 8/12/2043 (a)(c)(j)	1,935	1,896
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.919% 8/12/2043 (a)(c)(j)	18,967	17,875
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/12/2040 (a)(c)(j)	21,951	22,370
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/12/2040 (a)(c)(j)	3,950	4,104
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.145% 8/10/2042 (a)(c)(j)	10,935	11,150
ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039 (a)(c)(j)	2,040	2,054
ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2039 (a)(c)(j)	1,834	1,846
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 5.45% 10/15/2042 (a)(c)(j)	6,635	6,643
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.75% 10/15/2042 (a)(c)(j)	7,287	7,305
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.296% 2/10/2056 (c)(j)	7,192	7,396
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.296% 2/10/2056 (c)(j)	2,822	2,858
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.60% 12/15/2039 (a)(c)(j)	6,705	6,716
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class F, (1-month USD CME Term SOFR + 4.25%) 8.40% 12/15/2039 (a)(c)(j)	12,195	12,270
FS Commercial Mortgage Trust, Series 2023-4SZN, Class C, 8.121% 11/10/2039 (a)(c)(j)	8,898	9,132
FS Commercial Mortgage Trust, Series 2023-4SZN, Class D, 9.08% 11/10/2039 (a)(c)(j)	9,580	9,855
Great Wolf Trust, Series 2024-WOLF, Class A, (1-month USD CME Term SOFR + 1.542%) 5.692% 3/15/2039 (a)(c)(j)	6,742	6,763
Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 6.541% 3/15/2039 (a)(c)(j)	8,954	9,009
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 7.04% 3/15/2039 (a)(c)(j)	3,713	3,739
GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.887% 3/10/2041 (a)(c)(j)	7,102	7,136
GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.084% 3/10/2041 (a)(c)(j)	9,123	9,114
GS Mortgage Securities Trust, Series 2024-70P, Class D, 7.531% 3/10/2041 (a)(c)(j)	13,085	13,310
GS Mortgage Securities Trust, Series 2018-GS10, Class AS, 4.384% 7/10/2051 (c)(j)	3,870	3,733
GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052 (j)	4,224	3,509
American Funds Multi-Sector Income Fund — Page 30 of 56

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.543% 3/15/2042 (a)(c)(j)	USD3,300	$3,306
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 5.893% 3/15/2042 (a)(c)(j)	2,343	2,348
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 6.192% 3/15/2042 (a)(c)(j)	1,407	1,411
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.741% 3/15/2042 (a)(c)(j)	15,623	15,689
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 7.44% 3/15/2042 (a)(c)(j)	12,734	12,496
Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 6.091% 5/15/2037 (a)(c)(j)	9,680	9,710
Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 6.59% 5/15/2037 (a)(c)(j)	6,424	6,446
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038 (a)(j)	1,230	1,214
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(c)(j)	13,022	13,490
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324% 5/10/2039 (a)(c)(j)	3,052	3,114
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471% 5/10/2039 (a)(c)(j)	7,596	7,805
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class D, 6.551% 1/13/2040 (a)(c)(j)	500	521
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.901% 1/13/2040 (a)(c)(j)	25,854	26,830
INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1-month USD CME Term SOFR + 2.25%) 6.40% 3/15/2042 (a)(c)(j)	15,000	15,004
INTOWN Mortgage Trust, Series 2025-STAY, Class D, (1-month USD CME Term SOFR + 2.85%) 7.00% 3/15/2042 (a)(c)(j)	23,700	23,733
Invitation Homes Trust, Series 2024-SFR1, Class F, 4.50% 9/17/2041 (a)(j)	7,390	6,905
Invitation Homes Trust, Series 2024-SFR1, Class E, 4.50% 9/17/2041 (a)(j)	4,070	3,875
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (a)(j)	1,750	1,545
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039 (a)(c)(j)	437	365
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.743% 11/15/2039 (a)(c)(j)	8,913	8,940
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class B, (1-month USD CME Term SOFR + 1.942%) 6.092% 11/15/2039 (a)(c)(j)	16,360	16,419
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class C, (1-month USD CME Term SOFR + 2.242%) 6.392% 11/15/2039 (a)(c)(j)	5,469	5,492
KSL Commercial Mortgage Trust, Series 2024-HT2, Class D, (1-month USD CME Term SOFR + 3.29%) 7.44% 12/15/2039 (a)(c)(j)	22,000	22,030
KSL Commercial Mortgage Trust, Series 2024-HT2, Class E, (1-month USD CME Term SOFR + 4.538%) 8.688% 12/15/2039 (a)(c)(j)	17,000	17,086
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.683% 3/10/2050 (a)(c)(j)	1,670	1,557
LV Trust, Series 2024-SHOW, Class C, 6.276% 10/10/2041 (a)(c)(j)	4,475	4,510
Manhattan West, Series 2020-1MW, Class C, 2.413% 9/10/2039 (a)(c)(j)	2,942	2,798
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (j)	2,236	2,157
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53% 6/15/2050 (j)	45	44
Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.647% 11/15/2052 (c)(j)	5,130	4,768
MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.906% 5/15/2033 (c)(j)	4,421	4,724
MSWF Commercial Mortgage Trust, Series 2023-2, Class B, 6.876% 12/15/2056 (c)(j)	12,876	13,746
MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.018% 12/15/2056 (c)(j)	2,469	2,564
Multifamily Connecticut Avenue Securities, Series 2019-1, Class M10, (30-day Average USD-SOFR + 3.364%) 7.721% 10/25/2049 (a)(c)(j)	1,074	1,092
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 8.221% 3/25/2050 (a)(c)(j)	8,384	8,549
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.356% 11/25/2053 (a)(c)(j)	8,885	9,274
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.856% 11/25/2053 (a)(c)(j)	25,780	29,190
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.106% 7/25/2054 (a)(c)(j)	5,667	5,752
American Funds Multi-Sector Income Fund — Page 31 of 56

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.756% 5/25/2055 (a)(c)(j)	USD11,583	$11,657
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 7.456% 5/25/2055 (a)(c)(j)	12,046	12,139
Multifamily Structured Credit Risk, Series 21-MN1, Class M2, (30-day Average USD-SOFR + 3.75%) 8.106% 1/25/2051 (a)(c)(j)	2,640	2,725
Multifamily Structured Credit Risk, Series 21-MN3, Class M2, 8.356% 11/25/2051 (a)(c)(j)	3,500	3,639
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.853% 2/10/2047 (a)(c)(j)	2,519	2,649
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 6.125% 2/10/2047 (a)(c)(j)	2,383	2,484
NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.378% 2/10/2047 (a)(c)(j)	2,756	2,845
NYC Commercial Mortgage Trust, Series 2025-3BP, Class C, (1-month USD CME Term SOFR + 1.892%) 6.042% 2/15/2042 (a)(c)(j)	6,755	6,758
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1-month USD CME Term SOFR + 2.4413%) 6.591% 2/15/2042 (a)(c)(j)	5,297	5,277
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032 (a)(j)	3,445	3,341
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032 (a)(j)	3,000	2,874
ROCC Trust, Series 2024-CNTR, Class A, 5.388% 11/13/2041 (a)(j)	434	448
SCG Hotel Issuer, Inc, Series 2025-SNIP, Class A, 5.75% 9/15/2030 (a)(c)(j)	17,826	17,904
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 5.891% 5/15/2039 (a)(c)(j)	5,875	5,869
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.415% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (a)(d)(j)	23,809	23,657
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.765% 5/15/2038 (a)(c)(j)	1,774	1,760
SFO Commercial Mortgage Trust, Series 2021-555, Class C, (1-month USD CME Term SOFR + 1.914%) 6.065% 5/15/2038 (a)(c)(j)	2,905	2,879
SHR Trust, Series 2024-LXRY, Class D, (1-month USD CME Term SOFR + 3.60%) 7.75% 10/15/2041 (a)(c)(j)	5,518	5,573
SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 5.344% 11/15/2038 (a)(c)(j)	1,296	1,295
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.594% 11/15/2038 (a)(c)(j)	1,742	1,741
SREIT Trust, Series 2021-MFP, Class D, (1-month USD CME Term SOFR + 1.693%) 5.843% 11/15/2038 (a)(c)(j)	2,097	2,096
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 6.10% 1/15/2039 (a)(c)(j)	15,398	15,331
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class E, (1-month USD CME Term SOFR + 2.70%) 6.85% 1/15/2039 (a)(c)(j)	10,693	10,610
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.791% 2/15/2042 (a)(c)(j)	9,472	9,449
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class E, (1-month USD CME Term SOFR + 3.29%) 7.49% 2/15/2042 (a)(c)(j)	42,739	42,686
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.356% 8/15/2050 (c)(j)	3,065	2,850
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (a)(c)(j)	6,217	6,265
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, 3.848% 5/15/2048 (c)(j)	462	445
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048 (c)(j)	6,158	6,043
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049 (j)	25	25
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.295% 10/15/2050 (c)(j)	4,914	4,527
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051 (j)	2,808	2,704
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class C, 3.81% 12/15/2052 (j)	1,935	1,718
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class B, 6.821% 7/15/2057 (c)(j)	9,535	9,997
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057 (a)(j)	983	976
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.333% 11/15/2057 (c)(j)	1,448	1,508
Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class B, 6.394% 5/15/2058 (j)	1,722	1,801
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5, Class C, 6.014% 7/15/2058 (c)(j)	537	543
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5, Class B, 6.219% 7/15/2058 (c)(j)	3,084	3,204
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.708% 9/15/2058 (c)(j)	110	104
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class B, 4.708% 9/15/2058 (c)(j)	80	80
American Funds Multi-Sector Income Fund — Page 32 of 56

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 4.911% 1/15/2059 (c)(j)	USD5,575	$5,510
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% 9/15/2057 (c)(j)	2,990	2,852
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.939% 11/15/2027 (a)(c)(j)	14,738	14,804
WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037 (a)(c)(j)	10,053	10,237
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037 (a)(c)(j)	4,452	4,530
WSTN Trust, Series 2023-MAUI, Class D, 8.455% 7/5/2037 (a)(c)(j)	11,453	11,533
		1,724,602
Federal agency mortgage-backed obligations 3.33%
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (j)	6,143	6,296
Fannie Mae Pool #DA5054 6.00% 11/1/2053 (j)	2,852	2,928
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (j)	24,378	24,934
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (j)	51,816	53,000
Fannie Mae Pool #FS8600 6.00% 7/1/2054 (j)	13,133	13,533
Fannie Mae Pool #DB6905 6.00% 7/1/2054 (j)	7,319	7,492
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (j)	1,962	2,006
Fannie Mae Pool #BU4711 6.00% 7/1/2054 (j)	998	1,021
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (j)	367	375
Fannie Mae Pool #DB8073 6.00% 7/1/2054 (j)	264	270
Fannie Mae Pool #DB4465 6.00% 8/1/2054 (j)	1,426	1,459
Fannie Mae Pool #DC0901 6.00% 8/1/2054 (j)	996	1,022
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (j)	972	994
Fannie Mae Pool #DB4440 6.00% 8/1/2054 (j)	454	465
Fannie Mae Pool #DC3465 6.00% 9/1/2054 (j)	1,934	1,978
Fannie Mae Pool #DC0503 6.00% 9/1/2054 (j)	996	1,020
Fannie Mae Pool #DC4916 6.00% 10/1/2054 (j)	1,827	1,869
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (j)	996	1,019
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (j)	6,883	6,948
Fannie Mae Pool #DC6437 6.00% 11/1/2054 (j)	998	1,021
Fannie Mae Pool #DC6459 6.00% 11/1/2054 (j)	997	1,020
Fannie Mae Pool #MA5532 6.00% 11/1/2054 (j)	974	996
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (j)	9,965	10,190
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (j)	4,742	4,849
Fannie Mae Pool #DC7023 6.00% 12/1/2054 (j)	997	1,020
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (j)	979	1,000
Fannie Mae Pool #MA5554 6.00% 12/1/2054 (j)	970	992
Fannie Mae Pool #DC8866 6.00% 12/1/2054 (j)	935	957
Fannie Mae Pool #DC9957 6.00% 1/1/2055 (j)	1,996	2,041
Fannie Mae Pool #DC8604 6.00% 1/1/2055 (j)	1,983	2,028
Fannie Mae Pool #BU5374 6.00% 1/1/2055 (j)	903	924
Fannie Mae Pool #DC9987 6.00% 1/1/2055 (j)	200	204
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (j)	5,781	5,912
Fannie Mae Pool #DD1766 6.00% 2/1/2055 (j)	2,991	3,059
Fannie Mae Pool #DD4308 6.00% 2/1/2055 (j)	818	837
Fannie Mae Pool #DD0756 6.00% 2/1/2055 (j)	764	781
Fannie Mae Pool #DC4824 6.00% 2/1/2055 (j)	194	199
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (j)	1,864	1,906
Fannie Mae Pool #DD6396 6.00% 3/1/2055 (j)	985	1,013
Fannie Mae Pool #DD5558 6.00% 3/1/2055 (j)	981	1,003
Fannie Mae Pool #DD4905 6.00% 3/1/2055 (j)	279	285
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (j)	41,422	42,345
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (j)	5,565	5,691
Fannie Mae Pool #DD9296 6.00% 4/1/2055 (j)	1,994	2,039
American Funds Multi-Sector Income Fund — Page 33 of 56

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (j)	USD1,849	$1,891
Fannie Mae Pool #DD7200 6.00% 4/1/2055 (j)	1,116	1,142
Fannie Mae Pool #DD8109 6.00% 4/1/2055 (j)	997	1,019
Fannie Mae Pool #DD6390 6.00% 4/1/2055 (j)	984	1,005
Fannie Mae Pool #DD5311 6.00% 4/1/2055 (j)	972	994
Fannie Mae Pool #DC4756 6.00% 4/1/2055 (j)	34	35
Fannie Mae Pool #MA5700 5.50% 5/1/2055 (j)	1,248	1,259
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (j)	35,199	35,984
Fannie Mae Pool #DD9841 6.00% 5/1/2055 (j)	996	1,019
Fannie Mae Pool #DC4816 6.00% 5/1/2055 (j)	961	984
Fannie Mae Pool #DD9268 6.00% 5/1/2055 (j)	932	953
Fannie Mae Pool #DD9150 6.00% 5/1/2055 (j)	836	855
Fannie Mae Pool #DE1532 6.00% 6/1/2055 (j)	2,716	2,778
Fannie Mae Pool #DC3397 6.00% 6/1/2055 (j)	1,097	1,122
Fannie Mae Pool #DD9888 6.00% 6/1/2055 (j)	998	1,021
Fannie Mae Pool #DE2033 6.00% 6/1/2055 (j)	936	957
Fannie Mae Pool #DD6111 6.00% 6/1/2055 (j)	101	103
Fannie Mae Pool #DE5117 6.00% 7/1/2055 (j)	926	948
Fannie Mae Pool #DE4980 6.00% 7/1/2055 (j)	911	933
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (j)	22,126	22,672
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (j)	14,788	15,134
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (j)	8,118	8,308
Freddie Mac Pool #QJ0957 6.00% 7/1/2054 (j)	964	988
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (j)	144	148
Freddie Mac Pool #SD6800 6.00% 8/1/2054 (j)	31,130	31,981
Freddie Mac Pool #QJ1163 6.00% 8/1/2054 (j)	115	118
Freddie Mac Pool #QJ3870 6.00% 9/1/2054 (j)	1,967	2,013
Freddie Mac Pool #QJ3734 6.00% 9/1/2054 (j)	1,942	1,987
Freddie Mac Pool #QJ4536 6.00% 9/1/2054 (j)	1,497	1,532
Freddie Mac Pool #QJ3725 6.00% 9/1/2054 (j)	948	970
Freddie Mac Pool #QJ3295 6.00% 9/1/2054 (j)	350	358
Freddie Mac Pool #SL1418 6.00% 10/1/2054 (j)	1,951	1,996
Freddie Mac Pool #QJ6718 6.00% 10/1/2054 (j)	998	1,021
Freddie Mac Pool #QJ7053 6.00% 10/1/2054 (j)	979	1,002
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (j)	50,216	50,693
Freddie Mac Pool #RJ3596 6.00% 11/1/2054 (j)	3,887	3,977
Freddie Mac Pool #QJ9527 6.00% 11/1/2054 (j)	980	1,003
Freddie Mac Pool #RJ3446 6.00% 11/1/2054 (j)	465	476
Freddie Mac Pool #QJ7363 6.00% 11/1/2054 (j)	135	138
Freddie Mac Pool #QX2195 6.00% 12/1/2054 (j)	1,950	1,995
Freddie Mac Pool #SD8495 6.00% 12/1/2054 (j)	254	260
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (j)	22,274	22,780
Freddie Mac Pool #QX7531 6.00% 1/1/2055 (j)	5,883	6,018
Freddie Mac Pool #QX3576 6.00% 1/1/2055 (j)	3,335	3,410
Freddie Mac Pool #QX3614 6.00% 1/1/2055 (j)	1,937	1,981
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (j)	4,053	4,090
Freddie Mac Pool #QX5767 6.00% 2/1/2055 (j)	3,564	3,645
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (j)	1,037	1,061
Freddie Mac Pool #QX8448 6.00% 2/1/2055 (j)	370	379
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (j)	12,020	12,307
Freddie Mac Pool #QX9674 6.00% 3/1/2055 (j)	998	1,021
Freddie Mac Pool #QY0388 6.00% 4/1/2055 (j)	8,123	8,309
Freddie Mac Pool #RJ4422 6.00% 4/1/2055 (j)	2,074	2,122
Freddie Mac Pool #QY0266 6.00% 4/1/2055 (j)	1,996	2,040
American Funds Multi-Sector Income Fund — Page 34 of 56

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QY0860 6.00% 4/1/2055 (j)	USD1,624	$1,661
Freddie Mac Pool #QY1233 6.00% 4/1/2055 (j)	1,070	1,094
Freddie Mac Pool #SL1413 6.00% 4/1/2055 (j)	996	1,020
Freddie Mac Pool #QY3669 6.00% 4/1/2055 (j)	996	1,019
Freddie Mac Pool #QY0236 6.00% 4/1/2055 (j)	972	994
Freddie Mac Pool #QX9257 6.00% 4/1/2055 (j)	783	801
Freddie Mac Pool #QY0962 6.00% 4/1/2055 (j)	266	272
Freddie Mac Pool #QY3388 6.00% 4/1/2055 (j)	252	258
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (j)	40,102	40,996
Freddie Mac Pool #QY1975 6.00% 5/1/2055 (j)	1,996	2,047
Freddie Mac Pool #QY2761 6.00% 5/1/2055 (j)	998	1,021
Freddie Mac Pool #QY3446 6.00% 5/1/2055 (j)	998	1,021
Freddie Mac Pool #QY3770 6.00% 5/1/2055 (j)	984	1,007
Freddie Mac Pool #QY3449 6.00% 5/1/2055 (j)	980	1,002
Freddie Mac Pool #QY5512 6.00% 5/1/2055 (j)	718	735
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (j)	27,816	28,065
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (j)	13,780	14,087
Freddie Mac Pool #QY6174 6.00% 6/1/2055 (j)	998	1,021
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (j)	14,284	14,603
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (j)	11,764	12,034
Freddie Mac Pool #QY8509 6.00% 7/1/2055 (j)	11,503	11,766
Uniform Mortgage-Backed Security 5.50% 10/1/2055 (j)(k)	19,461	19,624
Uniform Mortgage-Backed Security 5.50% 11/1/2055 (j)(k)	9,405	9,477
		659,501
Collateralized mortgage-backed obligations (privately originated) 2.39%
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (a)(c)(j)	820	771
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(c)(j)	118	111
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(j)	1,258	1,156
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033 (a)(c)(j)	6,514	6,448
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033 (a)(c)(j)	51	51
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3, 4.00% 8/25/2034 (a)(c)(j)	1,964	1,895
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2, 4.00% 8/25/2034 (a)(c)(j)	1,289	1,261
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (a)(c)(j)	1,103	1,086
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(c)(j)	8,847	8,697
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 8/25/2054 (5.25% on 11/25/2027) (a)(d)(j)	12,690	12,386
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054 (j)	176	174
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, (30-day Average USD-SOFR + 1.10%) 7.871% 10/25/2039 (a)(c)(j)	3,991	4,064
FARM Mortgage Trust, Series 2024-1, Class B, 5.102% 10/1/2053 (a)(c)(j)	4,293	3,834
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.595% 8/1/2054 (a)(c)(j)	3,150	2,841
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (a)(c)(j)	29,215	29,513
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(j)	13,457	13,015
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class B, (30-day Average USD-SOFR + 9.464%) 13.821% 4/25/2028 (c)(j)	5,281	5,307
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.256% 4/25/2042 (a)(c)(j)	2,000	2,059
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 7.706% 5/25/2042 (a)(c)(j)	1,400	1,454
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.306% 6/25/2042 (a)(c)(j)	734	749
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.506% 9/25/2042 (a)(c)(j)	163	164
American Funds Multi-Sector Income Fund — Page 35 of 56

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.056% 9/25/2042 (a)(c)(j)	USD1,460	$1,535
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.706% 2/25/2044 (a)(c)(j)	8,478	8,525
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.606% 5/25/2044 (a)(c)(j)	5,200	5,229
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 5.32% 9/25/2045 (a)(c)(j)	3,476	3,487
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 9.571% 1/25/2050 (a)(c)(j)	3,920	4,311
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.721% 1/25/2050 (a)(c)(j)	8,700	9,696
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 9.271% 2/25/2050 (a)(c)(j)	15,621	17,087
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 12.071% 3/25/2050 (a)(c)(j)	2,350	2,827
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 13.821% 6/25/2050 (a)(c)(j)	13,460	17,569
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA3, Class B2, (30-day Average USD-SOFR + 10.114%) 14.471% 7/25/2050 (a)(c)(j)	4,000	5,331
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 14.471% 8/25/2050 (a)(c)(j)	26,185	35,127
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.839% 10/25/2050 (a)(c)(j)	28,003	39,210
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 10.006% 12/25/2050 (a)(c)(j)	6,575	7,587
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (a)(d)(j)	11,954	11,651
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (a)(c)(j)	29,458	30,166
IRV Trust, Series 2025-200P, Class B, 5.621% 3/14/2047 (a)(c)(j)	17,420	17,592
IRV Trust, Series 2025-200P, Class C, 5.921% 3/14/2047 (a)(c)(j)	13,577	13,529
JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.397% 6/25/2054 (7.397% on 3/1/2028) (a)(d)(j)	1,945	1,967
JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.596% 6/25/2054 (7.596% on 3/1/2028) (a)(d)(j)	1,578	1,594
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(j)	604	603
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025) (a)(d)(j)	1,808	1,809
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057 (a)(c)(j)	30	29
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (a)(d)(j)	21,036	21,248
Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041 (a)(j)	5,478	5,186
Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041 (a)(j)	5,504	5,164
Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041 (a)(c)(j)	2,964	2,752
Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041 (a)(c)(j)	2,568	2,382
Progress Residential Trust, Series 2024-SFR3, Class E1, 4.00% 6/17/2041 (a)(j)	6,693	6,324
Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041 (a)(j)	2,266	2,124
Progress Residential Trust, Series 2025-SFR1, Class D, 3.65% 2/17/2042 (a)(j)	8,706	8,147
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(j)	7,973	7,560
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.069% 10/25/2055 (a)(c)(j)	16,411	16,500
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class C, (1-month USD CME Term SOFR + 2.45%) 6.60% 10/17/2041 (a)(c)(j)	8,000	8,036
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class D, (1-month USD CME Term SOFR + 2.95%) 7.10% 10/17/2041 (a)(c)(j)	13,143	13,259
Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.167% 4/25/2057 (a)(c)(j)	2,400	2,249
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058 (a)(c)(j)	2,477	2,423
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059 (a)(c)(j)	3,000	2,544
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(g)	18,026	18,026
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (a)(j)	904	904
American Funds Multi-Sector Income Fund — Page 36 of 56

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Tricon Residential Trust, Series 2023-SFR1, Class E, 7.977% 7/17/2040 (a)(j)	USD1,087	$1,122
Tricon Residential Trust, Series 2025-SFR2, Class B, 5.424% 8/17/2044 (a)(j)	7,500	7,630
VM Fund I, LLC 8.625% 1/15/2028 (a)(g)	5,337	5,257
		472,334
Total mortgage-backed obligations		2,856,437
Bonds & notes of governments & government agencies outside the U.S. 6.21% Mexico 0.94%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	53,035	53,874
United Mexican States 3.75% 1/11/2028	200	198
United Mexican States 5.40% 2/9/2028	10,000	10,278
United Mexican States 4.50% 4/22/2029	14,220	14,242
United Mexican States 4.75% 4/27/2032	20,425	20,014
United Mexican States 5.85% 7/2/2032	3,258	3,368
United Mexican States 5.375% 3/22/2033	6,905	6,908
United Mexican States 6.35% 2/9/2035	3,500	3,705
United Mexican States 6.00% 5/7/2036	9,400	9,631
United Mexican States 6.875% 5/13/2037	14,035	15,172
United Mexican States 6.625% 1/29/2038	13,800	14,538
United Mexican States 6.05% 1/11/2040	13,164	13,260
United Mexican States 4.75% 3/8/2044	200	167
United Mexican States 5.00% 4/27/2051	1,200	988
United Mexican States 6.338% 5/4/2053	6,865	6,692
United Mexican States 6.40% 5/7/2054	3,205	3,139
United Mexican States 7.375% 5/13/2055	7,385	8,127
United Mexican States 3.75% 4/19/2071	3,250	1,984
		186,285
Colombia 0.61%
Colombia (Republic of) 4.50% 3/15/2029	5,216	5,146
Colombia (Republic of) 3.00% 1/30/2030	17,698	16,010
Colombia (Republic of) 3.25% 4/22/2032	10,375	8,798
Colombia (Republic of) 8.00% 4/20/2033	16,425	17,911
Colombia (Republic of) 7.50% 2/2/2034	10,575	11,138
Colombia (Republic of) 8.50% 4/25/2035	20,990	23,278
Colombia (Republic of) 8.00% 11/14/2035	10,460	11,250
Colombia (Republic of) 7.75% 11/7/2036	17,127	17,975
Colombia (Republic of) 5.00% 6/15/2045	10,784	8,120
		119,626
Egypt 0.35%
Egypt (Arab Republic of) 5.80% 9/30/2027	2,920	2,914
Egypt (Arab Republic of) 7.60% 3/1/2029	1,075	1,117
Egypt (Arab Republic of) 8.625% 2/4/2030 (a)	3,580	3,807
Egypt (Arab Republic of) 5.875% 2/16/2031	13,575	12,663
Egypt (Arab Republic of) 5.875% 2/16/2031 (a)	4,380	4,086
Egypt (Arab Republic of) 7.625% 5/29/2032 (a)	2,100	2,075
Egypt (Arab Republic of) 7.625% 5/29/2032	1,500	1,482
Egypt (Arab Republic of) 9.45% 2/4/2033 (a)	4,800	5,129
Egypt (Arab Republic of) 8.50% 1/31/2047	1,805	1,596
Egypt (Arab Republic of) 7.903% 2/21/2048	940	783
Egypt (Arab Republic of) 8.70% 3/1/2049	2,810	2,506
Egypt (Arab Republic of) 8.75% 9/30/2051	7,260	6,488
American Funds Multi-Sector Income Fund — Page 37 of 56

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Egypt (continued)	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 8.15% 11/20/2059	USD13,170	$11,037
Egypt (Arab Republic of) 7.50% 2/16/2061	18,025	14,155
		69,838
Turkey 0.33%
Turkey (Republic of), Series 10Y, 7.625% 4/26/2029	2,450	2,607
Turkey (Republic of), Series 10Y, 5.875% 6/26/2031	29,280	28,890
Turkey (Republic of), Series 30Y, 7.125% 7/17/2032	2,000	2,066
Turkey (Republic of), Series 12Y, 6.50% 9/20/2033	11,615	11,519
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	27,295	20,296
		65,378
United Arab Emirates 0.32%
Abu Dhabi (Emirate of) 2.50% 9/30/2029 (a)	14,520	13,816
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (a)	12,390	11,088
Abu Dhabi (Emirate of) 1.875% 9/15/2031	8,520	7,609
Abu Dhabi (Emirate of) 3.875% 4/16/2050	21,585	17,721
Abu Dhabi (Emirate of) 5.50% 4/30/2054	3,100	3,247
Abu Dhabi Developmental Holding Co. P.J.S.C. 5.00% 5/6/2035 (a)	4,000	4,088
Sharjah Sukuk Programme, Ltd. 5.433% 4/17/2035 (a)	5,455	5,568
		63,137
Peru 0.30%
Peru (Republic of) 2.783% 1/23/2031	1,200	1,109
Peru (Republic of) 8.75% 11/21/2033	2,000	2,518
Peru (Republic of) 3.00% 1/15/2034	16,830	14,634
Peru (Republic of) 5.50% 3/30/2036	17,377	17,729
Peru (Republic of) 6.55% 3/14/2037	9,195	10,252
Peru (Republic of) 3.55% 3/10/2051	1,200	858
Peru (Republic of) 5.875% 8/8/2054	4,625	4,655
Peru (Republic of) 2.78% 12/1/2060	14,904	8,358
		60,113
Romania 0.25%
Romania (Republic of) 5.375% 3/22/2031	EUR17,525	20,970
Romania (Republic of) 2.00% 1/28/2032	7,260	7,109
Romania (Republic of) 2.00% 4/14/2033	2,635	2,435
Romania (Republic of) 6.375% 1/30/2034 (a)	USD12,288	12,469
Romania (Republic of) 6.375% 1/30/2034	5,750	5,835
Romania (Republic of) 3.50% 4/3/2034	EUR30	30
		48,848
Panama 0.24%
Panama (Republic of) 7.125% 1/29/2026	USD200	202
Panama (Republic of) 3.16% 1/23/2030	400	373
Panama (Republic of) 2.252% 9/29/2032	15,775	12,801
Panama (Republic of) 6.875% 1/31/2036	10,310	10,980
Panama (Republic of) 8.00% 3/1/2038	7,416	8,459
Panama (Republic of) 4.50% 4/16/2050	7,583	5,724
Panama (Republic of) 4.50% 4/1/2056	4,688	3,440
Panama (Republic of) 3.87% 7/23/2060	8,032	5,193
		47,172
American Funds Multi-Sector Income Fund — Page 38 of 56

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Saudi Arabia 0.23%	Principal amount (000)	Value (000)
Saudi Arabia (Kingdom of) 5.00% 1/16/2034	USD7,745	$7,942
Saudi Arabia (Kingdom of) 5.625% 1/13/2035 (a)	5,800	6,188
Saudi Arabia (Kingdom of) 4.875% 9/9/2035 (a)	5,000	5,031
Saudi Arabia (Kingdom of) 5.00% 1/18/2053 (a)	10,730	9,713
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	15,615	15,711
		44,585
Senegal 0.22%
Senegal (Republic of) 4.75% 3/13/2028	EUR7,355	7,526
Senegal (Republic of) 4.75% 3/13/2028	1,500	1,535
Senegal (Republic of) 6.25% 5/23/2033	USD1,100	800
Senegal (Republic of) 5.375% 6/8/2037	EUR4,625	3,583
Senegal (Republic of) 6.75% 3/13/2048	USD47,135	29,544
		42,988
Philippines 0.20%
Philippines (Republic of) 3.00% 2/1/2028	8,035	7,852
Philippines (Republic of) 1.648% 6/10/2031	1,200	1,047
Philippines (Republic of) 3.95% 1/20/2040	8,905	7,995
Philippines (Republic of) 3.70% 2/2/2042	2,500	2,096
Philippines (Republic of) 2.95% 5/5/2045	6,287	4,511
Philippines (Republic of) 2.65% 12/10/2045	4,700	3,177
Philippines (Republic of) 3.20% 7/6/2046	12,763	9,371
Philippines (Republic of) 4.20% 3/29/2047	4,000	3,422
		39,471
Honduras 0.19%
Honduras (Republic of) 6.25% 1/19/2027	17,163	17,408
Honduras (Republic of) 5.625% 6/24/2030	17,320	17,216
Honduras (Republic of) 5.625% 6/24/2030 (a)	3,425	3,404
		38,028
Poland 0.17%
Bank Gospodarstwa Krajowego 5.75% 7/9/2034	2,000	2,111
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	EUR900	1,030
Bank Gospodarstwa Krajowego 6.25% 7/9/2054	USD2,000	2,089
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	10,360	10,510
Poland (Republic of), Series 10Y, 5.375% 2/12/2035	3,500	3,640
Poland (Republic of), Series 30Y, 5.50% 4/4/2053	12,300	11,951
Poland (Republic of), Series 30Y, 5.50% 3/18/2054	2,905	2,819
		34,150
South Africa 0.17%
South Africa (Republic of) 4.30% 10/12/2028	10,560	10,410
South Africa (Republic of) 5.875% 6/22/2030	4,000	4,098
South Africa (Republic of) 5.875% 4/20/2032	6,000	6,078
South Africa (Republic of) 6.25% 3/8/2041	4,650	4,320
South Africa (Republic of) 5.65% 9/27/2047	10,285	8,284
		33,190
Qatar 0.16%
Qatar (State of) 3.75% 4/16/2030 (a)	9,185	9,130
Qatar (State of) 4.625% 6/2/2046	1,500	1,401
Qatar (State of) 5.103% 4/23/2048	1,600	1,594
American Funds Multi-Sector Income Fund — Page 39 of 56

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Qatar (continued)	Principal amount (000)	Value (000)
Qatar (State of) 4.817% 3/14/2049	USD13,165	$12,583
Qatar (State of) 4.40% 4/16/2050 (a)	7,355	6,588
		31,296
Dominican Republic 0.15%
Dominican Republic (Government of) 4.50% 1/30/2030	7,978	7,835
Dominican Republic (Government of) 4.50% 1/30/2030 (a)	5,604	5,504
Dominican Republic (Government of) 7.05% 2/3/2031 (a)	1,850	1,998
Dominican Republic (Government of) 4.875% 9/23/2032	6,775	6,489
Dominican Republic (Government of) 5.30% 1/21/2041	1,276	1,157
Dominican Republic (Government of) 5.30% 1/21/2041 (a)	412	373
Dominican Republic (Government of) 5.875% 1/30/2060	8,072	7,180
		30,536
Republic of Angola 0.14%
Angola (Republic of) 8.00% 11/26/2029	17,342	16,940
Angola (Republic of) 8.75% 4/14/2032	10,646	10,196
		27,136
Federal Republic of Nigeria 0.13%
Nigeria (Republic of) 7.875% 2/16/2032	26,295	26,186
Hungary 0.12%
Hungary (Republic of) 4.00% 7/25/2029	EUR1,800	2,179
Hungary (Republic of) 6.25% 9/22/2032 (a)	USD4,500	4,832
Hungary (Republic of) 4.50% 6/16/2034	EUR2,905	3,502
Hungary (Republic of) 6.00% 9/26/2035 (a)	USD3,145	3,296
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	8,710	9,148
		22,957
Indonesia 0.11%
Indonesia (Republic of) 6.625% 2/17/2037	19,650	22,303
Mozambique 0.09%
Mozambique (Republic of) 9.00% 9/15/2031	20,675	18,484
Malaysia 0.08%
PETRONAS Capital, Ltd. 3.50% 4/21/2030	9,390	9,133
PETRONAS Capital, Ltd. 3.50% 4/21/2030 (a)	1,300	1,265
PETRONAS Capital, Ltd. 5.34% 4/3/2035 (a)	3,925	4,098
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (a)	800	709
		15,205
Argentina 0.07%
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027) (d)	8,235	5,571
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027) (d)	14,022	7,355
		12,926
American Funds Multi-Sector Income Fund — Page 40 of 56

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Republic of Kenya 0.06%	Principal amount (000)	Value (000)
Kenya (Republic of) 7.25% 2/28/2028	USD8,670	$8,919
Kenya (Republic of) 8.00% 5/22/2032	2,000	1,998
Kenya (Republic of) 9.50% 3/5/2036 (a)	1,285	1,321
Kenya (Republic of) 8.25% 2/28/2048	200	182
		12,420
Republic of Cote D’Ivoire 0.06%
Cote d’Ivoire (Republic of) 5.25% 3/22/2030	EUR3,000	3,526
Cote dIvoire (Republic of) 8.075% 4/1/2036 (a)	USD8,300	8,616
		12,142
Brazil 0.06%
Brazil (Federative Republic of) 5.50% 11/6/2030	2,000	2,043
Brazil (Federative Republic of) 4.75% 1/14/2050	2,583	1,935
Brazil (Federative Republic of) 7.25% 1/12/2056	6,997	7,085
		11,063
India 0.05%
Export-Import Bank of India 3.25% 1/15/2030	10,745	10,255
Morocco 0.05%
Morocco (Kingdom of) 5.95% 3/8/2028	6,100	6,332
Morocco (Kingdom of) 3.875% 4/2/2029	EUR3,250	3,900
		10,232
Gabon 0.05%
Gabonese (Republic of) 7.00% 11/24/2031	USD6,000	4,824
Gabonese (Republic of) 7.00% 11/24/2031 (a)	6,000	4,823
		9,647
Albania 0.04%
Albania (Republic of) 5.90% 6/9/2028	EUR4,160	5,189
Albania (Republic of) 4.75% 2/14/2035	2,635	3,124
		8,313
Chile 0.04%
Chile (Republic of) 3.10% 5/7/2041	USD10,485	8,006
Republic of Costa Rica 0.04%
Costa Rica (Republic of) 6.125% 2/19/2031	4,228	4,417
Costa Rica (Republic of) 6.125% 2/19/2031 (a)	1,700	1,776
Costa Rica (Republic of) 7.00% 4/4/2044	1,200	1,278
		7,471
Kazakhstan 0.03%
Kazakhstan (Republic of) 5.50% 7/1/2037 (a)	3,700	3,796
Kazakhstan (Republic of) 4.875% 10/14/2044	3,200	3,002
		6,798
Paraguay 0.03%
Paraguay (Republic of) 2.739% 1/29/2033	6,775	6,003
American Funds Multi-Sector Income Fund — Page 41 of 56

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Sri Lanka 0.03%	Principal amount (000)	Value (000)
Sri Lanka (Democratic Socialist Republic of) 4.00% 4/15/2028 (a)	USD761	$730
Sri Lanka (Democratic Socialist Republic of) 3.10% 1/15/2030 (3.35% on 7/15/2027) (a)(d)	806	757
Sri Lanka (Democratic Socialist Republic of) 3.35% 3/15/2033 (3.60% on 9/15/2027) (a)(d)	1,532	1,317
Sri Lanka (Democratic Socialist Republic of) 3.60% 6/15/2035 (5.10% on 12/15/2027) (a)(d)	1,068	783
Sri Lanka (Democratic Socialist Republic of) 3.60% 5/15/2036 (3.85% on 11/15/2027) (a)(d)	741	658
Sri Lanka (Democratic Socialist Republic of) 3.60% 2/15/2038 (3.85% on 8/15/2027) (a)(d)	1,433	1,280
		5,525
Georgia 0.03%
Georgia (Republic of) 2.75% 4/22/2026 (a)	2,880	2,820
Georgia (Republic of) 2.75% 4/22/2026	2,667	2,612
		5,432
Bulgaria 0.02%
Bulgaria (Republic of) 3.50% 5/7/2034	EUR4,000	4,733
Hashemite Kingdom of Jordan 0.02%
Jordan (Hashemite Kingdom of) 5.75% 1/31/2027 (a)	USD4,495	4,505
Lithuania 0.02%
Lithuania (Republic of) 4.25% 9/10/2045	EUR3,500	4,101
Bosnia-Herzegovina 0.01%
Republika Srpska 4.75% 4/27/2026	835	965
Total bonds & notes of governments & government agencies outside the U.S.		1,227,449
Asset-backed obligations 5.91% Auto loan 2.60%
American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83% 10/13/2028 (a)(j)	USD510	511
American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029 (a)(j)	13,725	13,904
American Credit Acceptance Receivables Trust, Series 2023-1, Class E, 9.79% 12/12/2029 (a)(j)	3,800	3,934
American Credit Acceptance Receivables Trust, Series 2022-4, Class E, 10.00% 1/14/2030 (a)(j)	7,640	7,887
American Credit Acceptance Receivables Trust, Series 2023-4, Class E, 9.79% 8/12/2031 (a)(j)	9,514	10,109
American Credit Acceptance Receivables Trust, Series 2023-3, Class E, 9.54% 10/14/2031 (a)(j)	9,514	10,001
American Credit Acceptance Receivables Trust, Series 2024-2, Class E, 7.87% 11/12/2031 (a)(j)	4,584	4,733
American Credit Acceptance Receivables Trust, Series 2024-1, Class E, 7.98% 11/12/2031 (a)(j)	7,049	7,285
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class D, 5.82% 1/15/2032 (a)(j)	1,004	1,008
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class E, 7.30% 10/15/2032 (a)(j)	2,000	2,014
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (a)(j)	83	83
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (a)(j)	1,062	1,042
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (a)(j)	551	541
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027 (a)(j)	8,000	7,888
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class B, 6.12% 2/22/2028 (a)(j)	3,716	3,789
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class C, 7.05% 2/22/2028 (a)(j)	9,063	9,274
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (a)(j)	1,879	1,927
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6A, Class D, 7.37% 12/20/2029 (a)(j)	1,994	2,056
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (a)(j)	5,007	5,113
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (j)	1,790	1,809
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029 (j)	6,952	7,089
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (j)	8,369	8,543
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (j)	79	77
American Funds Multi-Sector Income Fund — Page 42 of 56

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028 (a)(j)	USD5,805	$5,815
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (a)(j)	1,176	1,189
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (a)(j)	589	602
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030 (a)(j)	3,267	3,320
CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030 (a)(j)	8,000	8,837
CPS Auto Receivables Trust, Series 2024-A, Class E, 8.42% 8/15/2031 (a)(j)	3,100	3,266
CPS Auto Receivables Trust, Series 2024-C, Class E, 8.04% 3/15/2032 (a)(j)	15,225	15,981
CPS Auto Receivables Trust, Series 2025-C, Class E, 6.59% 2/15/2033 (a)(j)	10,741	10,591
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032 (a)(j)	4,984	4,990
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032 (a)(j)	7,745	7,763
Credit Acceptance Auto Loan Trust, Series 2023-1, Class C, 7.71% 7/15/2033 (a)(j)	9,680	9,925
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033 (a)(j)	3,795	3,885
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033 (a)(j)	4,374	4,531
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029 (a)(j)	9,159	9,279
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029 (a)(j)	9,469	9,825
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (j)	96	96
Exeter Automobile Receivables Trust, Series 2023-1A, Class E, 12.07% 9/16/2030 (a)(j)	9,863	11,034
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.75% 11/15/2030 (a)(j)	4,243	4,557
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (j)	5,409	5,510
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(j)	12,466	13,455
Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031 (a)(j)	18,459	19,813
Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031 (a)(j)	29,214	31,630
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031 (a)(j)	10,258	10,725
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(j)	2,638	2,700
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030 (a)(j)	3,100	3,348
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030 (a)(j)	6,660	7,303
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (a)(j)	4,227	4,438
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (a)(j)	2,688	2,726
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028 (a)(j)	6,554	6,676
Hertz Vehicle Financing III, LLC, Series 2023-3, Class C, 7.26% 2/25/2028 (a)(j)	9,680	9,887
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(j)	9,556	9,335
Hertz Vehicle Financing III, LLC, Series 2023-4, Class B, 6.73% 3/25/2030 (a)(j)	7,512	7,841
Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030 (a)(j)	4,777	5,056
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(j)	826	804
Hertz Vehicle Financing, LLC, Series 2021-2, Class D, 4.34% 12/27/2027 (a)(j)	27,490	26,897
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (a)(j)	1,744	1,799
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (a)(j)	6,596	6,695
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029 (a)(j)	2,828	2,834
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031 (a)(j)	1,500	1,575
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (a)(j)	7,661	7,808
Hertz Vehicle Financing, LLC, Series 2025-2A, Class D, 8.34% 9/25/2031 (a)(j)	2,621	2,640
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/25/2031 (a)(j)	2,263	2,310
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (a)(j)	3,441	3,462
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(j)	958	980
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029 (a)(j)	5,026	5,102
Prestige Auto Receivables Trust, Series 2023-1A, Class E, 9.88% 5/15/2030 (a)(j)	1,500	1,590
Prestige Auto Receivables Trust, Series 2023-2, Class E, 9.90% 11/15/2030 (a)(j)	10,170	10,959
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031 (a)(j)	2,050	2,124
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030 (a)(j)	380	380
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030 (a)(j)	13,384	13,430
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class B, 5.497% 4/25/2034 (a)(j)	20,570	20,684
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (a)(j)	7,647	7,660
American Funds Multi-Sector Income Fund — Page 43 of 56

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029 (a)(j)	USD10,645	$10,908
Westlake Automobile Receivables Trust, Series 2023-2, Class D, 7.01% 11/15/2028 (a)(j)	17,353	17,743
		514,930
Other asset-backed securities 1.21%
APL Finance, LLC, Series 2025-1A, Class A, 5.39% 3/20/2036 (a)(j)	2,938	2,938
APL Finance, LLC, Series 2025-1A, Class D, 8.47% 3/20/2036 (a)(j)	1,489	1,489
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (a)(j)	4,303	4,405
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 6.576% 2/16/2050 (a)(j)	2,051	2,085
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031 (a)(j)	6	6
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031 (a)(j)	300	300
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033 (a)(j)	4,583	4,492
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class C, 3.69% 11/17/2033 (a)(j)	1,420	1,390
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (a)(j)	1,726	1,633
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (a)(j)	524	500
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (a)(j)	418	427
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(j)	3,581	3,602
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(j)	2,086	1,946
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (a)(j)	43	42
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(j)	7,847	7,979
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (a)(j)	544	551
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(j)	307	261
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(j)	545	456
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(j)	13,927	13,516
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036 (a)(j)	18,610	18,930
CFG Investments, Ltd., Series 2025-1, Class B, 9.16% 3/25/2036 (a)(j)	1,114	1,141
CFG Investments, Ltd., Series 2025-1, Class C, 12.72% 3/25/2036 (a)(j)	450	473
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045 (a)(j)	137	130
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045 (a)(j)	180	171
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (a)(j)	5,009	5,084
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(j)	83	78
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (a)(j)	2,619	2,669
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(j)	11,580	11,704
EquipmentShare, Series 2025-1M, Class B, 6.31% 9/26/2033 (a)(j)	3,439	3,484
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (a)(j)	76	72
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(j)	1,860	1,708
Global SC Finance SRL, Series 2021-1A, Class B, 2.76% 4/17/2041 (a)(j)	1,072	995
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (a)(j)	26,732	26,784
Global SC Finance SRL, Series 2025-1H, Class B, 7.848% 9/20/2045 (a)(j)	8,608	8,625
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (a)(j)	196	191
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (a)(j)	224	217
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(j)	441	410
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(j)	5,178	5,240
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (a)(j)	2,821	2,874
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(j)	2,856	2,713
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046 (a)(j)	650	621
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(j)	5,653	4,734
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (a)(j)	5,500	3,735
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030 (a)(j)	14,793	15,014
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (a)(j)	908	919
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class C, 8.99% 6/17/2031 (a)(j)	3,801	3,925
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (a)(j)	1,543	1,548
American Funds Multi-Sector Income Fund — Page 44 of 56

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031 (a)(j)	USD1,095	$1,099
Oportun Funding, LLC, Series 2021-B, Class C, 3.65% 5/8/2031 (a)(j)	685	678
Oportun Funding, LLC, Series 2021-B, Class D, 5.41% 5/8/2031 (a)(j)	271	269
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (a)(j)	2,502	2,509
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (a)(j)	996	1,032
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(j)	2,120	2,006
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(j)	698	679
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(j)	569	564
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(j)	564	545
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033 (a)(j)	559	542
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (a)(j)	6,993	7,006
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (a)(j)	8,258	8,303
Subway Funding, LLC, Series 2024-3, Class A23, 5.914% 7/30/2054 (a)(j)	4,281	4,280
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(j)	1,260	1,225
TAL Advantage V, LLC, Series 2020-1, Class B, 3.29% 9/20/2045 (a)(j)	1,563	1,496
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045 (a)(j)	250	236
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (a)(j)	233	217
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (a)(j)	6,627	6,648
Textainer Marine Containers, Ltd., Series 2025-1H, Class B, 8.06% 7/23/2050 (a)(j)	9,397	9,433
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045 (a)(j)	838	809
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (a)(j)	1,371	1,245
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (a)(j)	253	243
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(j)	2,174	2,007
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (a)(j)	1,928	1,937
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (a)(j)	576	576
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (a)(j)	854	855
Wingspire Equipment Finance, LLC, Series 2025-1A, Class D, 5.45% 9/20/2033 (a)(j)	2,606	2,605
Zayo Issuer, LLC, Series 2025-2A, Class A2, 5.953% 6/20/2055 (a)(j)	4,000	4,121
Zayo Issuer, LLC, Series 2025-2A, Class B, 6.586% 6/20/2055 (a)(j)	4,000	4,156
		239,528
Collateralized loan obligations 0.78%
AB BSL CLO 2, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 7.929% 4/15/2034 (a)(c)(j)	2,500	2,490
Apex Credit CLO, LLC, Series 2021-2A, Class A2R, (3-month USD CME Term SOFR + 1.85%) 6.082% 10/20/2034 (a)(c)(j)	3,685	3,692
ARES CLO, Ltd., Series 2022-65A, Class CR, (3-month USD CME Term SOFR + 1.85%) 6.008% 7/25/2034 (a)(c)(j)	6,341	6,357
Babson CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.162%) 7.48% 4/25/2034 (a)(c)(j)	4,500	4,509
Battalion CLO, Ltd., Series 2018-12A, Class DRR, (3-month USD CME Term SOFR + 2.60%) 6.785% 5/17/2031 (a)(c)(j)	13,890	13,853
Canyon Capital CLO, Ltd., Series 2021-4A, Class CR, (3-month USD CME Term SOFR + 1.80%) 6.118% 10/15/2034 (a)(c)(j)	5,319	5,319
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.85%) 7.175% 10/20/2032 (a)(c)(j)	4,590	4,597
Fortress Credit BSL, Ltd., CLO, Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.85%) 6.169% 4/23/2036 (a)(c)(j)	7,465	7,465
Marble Point CLO, Ltd., Series 2019-2, Class D1R, (3-month USD CME Term SOFR + 3.662%) 7.987% 11/16/2034 (a)(c)(j)	2,000	2,001
Ocean Trails CLO, Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 7.425% 7/20/2034 (a)(c)(j)	5,500	5,489
Orion CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.25%) 7.568% 10/25/2036 (a)(c)(j)	5,133	5,135
American Funds Multi-Sector Income Fund — Page 45 of 56

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 9.468% 10/25/2036 (a)(c)(j)	USD4,162	$4,165
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class B, (3-month USD CME Term SOFR + 1.70%) 6.018% 1/15/2033 (a)(c)(j)	9,680	9,672
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 6.818% 1/15/2033 (a)(c)(j)	5,225	5,236
RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.922% 4/17/2036 (a)(c)(j)	12,585	12,589
Steele Creek CLO, Ltd., Series 2019-2A, Class CRR, (3-month USD CME Term SOFR + 1.80%) 6.118% 7/15/2032 (a)(c)(j)	12,807	12,778
Steele Creek CLO, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.80%) 7.118% 7/15/2032 (a)(c)(j)	8,918	8,803
Trinitas CLO, Ltd., Series 2020-12A, Class B1R2, (3-month USD CME Term SOFR + 1.55%) 5.792% 4/25/2033 (a)(c)(j)	8,127	8,152
Trinitas CLO, Ltd., Series 2020-12A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 6.042% 4/25/2033 (a)(c)(j)	2,350	2,358
Trinitas CLO, Ltd., Series 2021-17A, Class B1R, (3-month USD CME Term SOFR + 1.65%) 5.81% 10/20/2034 (a)(c)(j)	15,159	15,181
Trinitas CLO, Ltd., Series 2021-17A, Class CR, (3-month USD CME Term SOFR + 2.00%) 6.16% 10/20/2034 (a)(c)(j)	3,595	3,595
Vibrant CLO, Ltd., Series 2021-12A, Class BRR, (3-month USD CME Term SOFR + 1.95%) 6.101% 4/20/2034 (a)(c)(j)	6,135	6,135
Vibrant CLO, Ltd., Series 2018-9RA, Class C1, (3-month USD CME Term SOFR + 1.82%) 6.145% 4/20/2037 (a)(c)(j)	3,804	3,809
		153,380
Student loan 0.70%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (a)(j)	2,519	2,546
Navient Education Loan Trust, Series 2025-A, Class B, 5.32% 7/15/2055 (a)(j)	3,003	3,032
Navient Education Loan Trust, Series 2025-A, Class C, 5.53% 7/15/2055 (a)(j)	2,785	2,813
Navient Education Loan Trust, Series 2025-A, Class D, 6.03% 7/15/2055 (a)(j)	2,289	2,311
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062 (a)(j)	1,889	1,631
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (a)(j)	204	186
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053 (a)(j)	3,879	3,543
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053 (a)(j)	3,094	2,827
SMB Private Education Loan Trust, Series 2025-B, Class C, 5.49% 3/17/2053 (a)(j)	2,255	2,266
SMB Private Education Loan Trust, Series 2025-B, Class D, 6.63% 3/17/2053 (a)(j)	2,961	3,023
SMB Private Education Loan Trust, Series 2023-D, Class D, 8.87% 9/15/2053 (a)(j)	10,604	11,543
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (a)(j)	28,944	29,502
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054 (a)(j)	860	818
SMB Private Education Loan Trust, Series 2022-B, Class D, 5.95% 2/16/2055 (a)(j)	6,533	6,624
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056 (a)(j)	29,616	32,174
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056 (a)(j)	20,325	21,118
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058 (a)(j)	11,567	11,837
		137,794
Credit card 0.62%
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (a)(j)	18,390	18,536
Avant Credit Card Master Trust, Series 2024-2A, Class D, 8.98% 5/15/2029 (a)(j)	13,450	13,622
Avant Credit Card Master Trust, Series 2024-2A, Class E, 13.41% 5/15/2029 (a)(j)	14,800	15,179
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (a)(j)	1,392	1,410
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (a)(j)	957	968
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (a)(j)	1,597	1,609
Mission Lane Credit Card Master Trust, Series 2024-A, Class D, 10.12% 8/15/2029 (a)(j)	9,435	9,550
American Funds Multi-Sector Income Fund — Page 46 of 56

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Credit card (continued)	Principal amount (000)	Value (000)
Mission Lane Credit Card Master Trust, Series 2024-A, Class E, 13.69% 8/15/2029 (a)(j)	USD5,700	$5,789
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(j)	3,601	3,612
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (a)(j)	4,503	4,517
Mission Lane Credit Card Master Trust, Series 2025-C, Class D, 5.71% 12/16/2030 (a)(j)	3,021	3,030
Mission Lane Credit Card Master Trust, Series 2025-C, Class F, 10.55% 12/16/2030 (a)(j)	6,157	6,176
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(j)	20,333	20,392
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.21% 9/15/2031 (a)(j)	1,658	1,664
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (a)(j)	1,139	1,143
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (a)(j)	1,143	1,147
Mission Lane Credit Card Master Trust, Series 2025-B, Class E, 8.08% 9/15/2031 (a)(j)	6,935	7,112
Mission Lane Credit Card Master Trust, Series 2025-B, Class F, 11.21% 9/15/2031 (a)(j)	7,000	7,070
		122,526
Total asset-backed obligations		1,168,158
U.S. Treasury bonds & notes 2.11% U.S. Treasury 2.11%
U.S. Treasury 3.50% 9/30/2027	1,541	1,538
U.S. Treasury 3.375% 9/15/2028	45,332	45,022
U.S. Treasury 4.25% 6/30/2029	1,937	1,976
U.S. Treasury 4.00% 7/31/2029	814	823
U.S. Treasury 4.25% 1/31/2030	5,000	5,107
U.S. Treasury 3.625% 9/30/2030	111,151	110,591
U.S. Treasury 4.625% 5/31/2031	2,095	2,181
U.S. Treasury 3.875% 9/30/2032	6,753	6,731
U.S. Treasury 4.375% 5/15/2034	2,654	2,715
U.S. Treasury 4.25% 11/15/2034	6,969	7,048
U.S. Treasury 4.25% 8/15/2035 (l)	156,893	158,155
U.S. Treasury 4.875% 8/15/2045 (l)	52,818	53,990
U.S. Treasury 4.75% 11/15/2053	1,838	1,841
U.S. Treasury 4.25% 2/15/2054	1,181	1,090
U.S. Treasury 4.50% 11/15/2054	3,630	3,495
U.S. Treasury 4.75% 5/15/2055	8,102	8,127
U.S. Treasury 4.75% 8/15/2055	7,200	7,225
		417,655
Municipals 0.32% California 0.05%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	1,440	1,227
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	2,165	1,701
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-B, 7.25% 9/1/2039	6,625	6,750
		9,678
Florida 0.00%
County of Broward, Airport System Rev. Ref. Bonds, Series 2019-C, 3.477% 10/1/2043	75	64
American Funds Multi-Sector Income Fund — Page 47 of 56

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois 0.02%	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2034	USD150	$151
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	3,890	2,974
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	79	80
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-A, AGI, 0% 12/15/2056	1,750	371
		3,576
New Hampshire 0.02%
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2025-B, 6.82% 6/15/2035 (a)	4,865	4,945
Ohio 0.03%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	5,960	5,376
Puerto Rico 0.18%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (e)	60	41
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018 (e)	145	99
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018 (e)(m)	700	480
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020 (e)	90	62
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021 (e)	1,415	969
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021 (e)	1,935	1,326
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023 (e)	140	96
Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023 (e)	1,545	1,058
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024 (e)	550	377
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025 (e)	65	45
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026 (e)	80	55
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026 (e)	45	31
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026 (e)	155	107
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026 (e)	2,880	1,980
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027 (e)	485	333
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028 (e)	1,625	1,117
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028 (e)	460	316
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (e)	1,240	853
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033 (e)	4,415	3,035
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036 (e)	455	313
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037 (e)	455	313
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040 (e)	2,525	1,736
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042 (e)	1,660	1,141
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, 3.469% 7/1/2017 (e)	2,240	1,534
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.625% 7/1/2021 (e)	20	14
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (e)	520	356
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022 (e)	4,710	3,226
Electric Power Auth., Power Rev. Ref. Bonds, Series 2008-WW, 5.50% 7/1/2038 (e)	1,000	688
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	968	1,002
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	953	1,019
GO Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	925	1,026
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	877	868
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	789	770
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	677	643
American Funds Multi-Sector Income Fund — Page 48 of 56

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	USD920	$825
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	957	827
GO Restructured Bonds, CAB, Series 2022-A-1, 0% 7/1/2033	1,129	808
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (c)	3,504	2,321
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2046	14,270	4,873
		36,683
Texas 0.01%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043 (a)	7,499	1,725
Washington 0.01%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 12/1/2036 (a)	1,825	1,906
Total municipals		63,953
Total bonds, notes & other debt instruments (cost: $18,598,616,000)		18,913,142
Convertible bonds & notes 0.12% Information technology 0.10%
Microstrategy, Inc., convertible notes, 0% 12/1/2029 (a)	22,184	19,938
Communication services 0.02%
EchoStar Corp., convertible notes, 3.875% PIK 11/30/2030 (i)	1,651	4,067
Total convertible bonds & notes (cost: $20,445,000)		24,005
Common stocks 0.57% Utilities 0.26%	Shares
Talen Energy Corp. (m)	117,687	50,062
Light SA, units (m)	4,560,228	1,368
		51,430
Consumer discretionary 0.14%
Aimbridge Topco, LLC (g)(m)	362,523	28,070
NMG Parent, LLC (g)(m)	281	— (f)
		28,070
Information technology 0.12%
Diebold Nixdorf, Inc. (m)	419,100	23,901
Health care 0.04%
Mallinckrodt PLC (m)	75,391	7,878
Endo, LP, Class A1 (a)(m)	145,095	93
Endo, LP, nonvoting shares (g)(m)	8,210,000	— (f)
		7,971
American Funds Multi-Sector Income Fund — Page 49 of 56

unaudited
Common stocks (continued) Energy 0.01%	Shares	Value (000)
New Fortress Energy, Inc., Class A (m)	343,097	$758
Mesquite Energy, Inc. (g)(m)	126	7
		765
Communication services 0.00%
DSG TopCo, Inc. (m)	4,305	49
Materials 0.00%
Venator Materials PLC (g)(m)	9,406	— (f)
Total common stocks (cost: $88,077,000)		112,186
Preferred securities 0.05% Financials 0.05%
AH Parent, Inc., Class A, 26.27% Cash perpetual cumulative preferred shares (g)(h)(i)	10,110	10,437
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(g)(m)	5	8
Total preferred securities (cost: $9,964,000)		10,445
Rights & warrants 0.00% Communication services 0.00%
SES SA (CVR) (m)	1	— (f)
Total rights & warrants (cost: $0)		— (f)
Short-term securities 3.17% Money market investments 3.17%
Capital Group Central Cash Fund 4.17% (n)(o)	6,262,567	626,257
Total short-term securities (cost: $626,249,000)		626,257
Options purchased (equity style) 0.00%
Options purchased (equity style)*		128
Total options purchased (equity style) (cost: $232,000)		128
Total investment securities 99.55% (cost: $19,343,583,000)		19,686,163
Other assets less liabilities 0.45%		89,654
Net assets 100.00%		$19,775,817
American Funds Multi-Sector Income Fund — Page 50 of 56

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*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 9/30/2025 (000)
Call
3 Month SOFR Futures Option	660	12/11/2026	USD98.00	USD165,000	$128
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	12,937	1/6/2026	USD2,696,050	$1,722
5 Year U.S. Treasury Note Futures	Long	12,248	1/6/2026	1,337,424	594
10 Year Euro-Bund Futures	Short	113	12/10/2025	(17,057)	(107)
10 Year U.S. Treasury Note Futures	Long	2,258	12/31/2025	254,025	1,417
10 Year Ultra U.S. Treasury Note Futures	Short	12,117	12/31/2025	(1,394,402)	(14,881)
20 Year U.S. Treasury Note Futures	Long	3,789	12/31/2025	441,774	9,954
30 Year Euro-Buxl Futures	Short	20	12/10/2025	(2,688)	(29)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,586	12/31/2025	(190,419)	(5,068)
					$(6,398)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	6,810	EUR	5,799	Citibank	10/10/2025	$(3)
USD	4,414	EUR	3,756	Morgan Stanley	10/17/2025	— (f)
USD	155,539	EUR	132,415	Goldman Sachs	10/17/2025	(93)
						$(96)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD36,139	$(819)	$(807)	$(12)
American Funds Multi-Sector Income Fund — Page 51 of 56

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Swap contracts (continued)

Credit default swaps (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (p) (000)	Value at 9/30/2025 (q) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD 655,705	$50,580	$49,749	$831
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	79,338	1,798	1,779	19
					$52,378	$51,528	$850
Investments in affiliates (o)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.17%
Money market investments 3.17%
Capital Group Central Cash Fund 4.17% (n)	$561,373	$4,403,356	$4,338,471	$87	$(88)	$626,257	$21,794
Restricted securities (h)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (i)	9/29/2025	$15,021	$16,640	0.08%
AH Parent, Inc., Class A, 26.27% Cash perpetual cumulative preferred shares (g)(i)	9/27/2024	9,959	10,437	0.05
Stillwater Mining Co. 4.00% 11/16/2026	2/8/2024-6/24/2024	9,700	10,031	0.05
Modec Finance BV 7.84% 7/15/2026 (g)	7/28/2023	9,000	9,113	0.05
Sasol Financing USA, LLC 8.75% 5/3/2029	4/9/2024-4/15/2024	8,858	9,042	0.05
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.288% 9/13/2029 (b)(c)	9/13/2023	4,344	4,443	0.02
Total		$56,882	$59,706	0.30%

American Funds Multi-Sector Income Fund — Page 52 of 56

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(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,831,441,000, which represented 44.66% of the net assets of the fund.

(b)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $285,063,000, which represented 1.44% of the net assets of the fund.

(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(d)	Step bond; coupon rate may change at a later date.
(e)	Scheduled interest and/or principal payment was not received.
(f)	Amount less than one thousand.
(g)	Value determined using significant unobservable inputs.
(h)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(k)	Represents securities transacted on a TBA basis.
(l)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $29,953,000, which represented 0.15% of the net assets of the fund.
(m)	Security did not produce income during the last 12 months.
(n)	Rate represents the seven-day yield at 9/30/2025.
(o)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(p)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(q)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
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Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $10,072,500,000. The average month-end notional amount of futures contracts while held was $5,332,457,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $162,474,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $480,204,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of September 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$13,150,801	$28,689	$13,179,490
Mortgage-backed obligations	—	2,833,154	23,283	2,856,437
Bonds & notes of governments & government agencies outside the U.S.	—	1,227,449	—	1,227,449
Asset-backed obligations	—	1,168,158	—	1,168,158
U.S. Treasury bonds & notes	—	417,655	—	417,655
Municipals	—	63,953	—	63,953
Convertible bonds & notes	—	24,005	—	24,005
Common stocks	74,721	9,388	28,077	112,186
Preferred securities	—	—	10,445	10,445
Rights & warrants	—	— *	—	— *
Short-term securities	626,257	—	—	626,257
Options purchased on futures (equity style)	128	—	—	128
Total	$701,106	$18,894,563	$90,494	$19,686,163

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$13,687	$—	$—	$13,687
Unrealized appreciation on centrally cleared credit default swaps	—	850	—	850
Liabilities:
Unrealized depreciation on futures contracts	(20,085)	—	—	(20,085)
Unrealized depreciation on open forward currency contracts	—	(96)	—	(96)
Unrealized depreciation on centrally cleared credit default swaps	—	(12)	—	(12)
Total	$(6,398)	$742	$—	$(5,656)
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts and credit default swaps are not included in the fund’s investment portfolio.
American Funds Multi-Sector Income Fund — Page 55 of 56

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Key to abbreviation(s)
AGI = Assured Guaranty insured
AMT = Alternative Minimum Tax
Auth. = Authority
CAB = Capital Appreciation Bonds
CLO = Collateralized Loan Obligations
CME = CME Group
CVR = Contingent Value Rights
DAC = Designated Activity Company
Dev. = Development
Dist. = District
Econ. = Economic
EUR = Euros
EURIBOR = Euro Interbank Offered Rate

Facs. = Facilities
Fin. = Finance
Fncg. = Financing
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-126-1125
American Funds Multi-Sector Income Fund — Page 56 of 56